Quarterly Holdings Report
for

Fidelity® Series Investment Grade Bond Fund

May 31, 2020

LIG-QTLY-0720
1.873112.111

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
3% 6/30/22	$20,000,000	$20,749,946
3.4% 5/15/25	51,500,000	55,528,874
3.6% 2/17/23	58,943,000	62,638,190
3.6% 7/15/25	9,728,000	10,558,066
4.1% 2/15/28	7,614,000	8,500,165
4.3% 2/15/30	15,664,000	17,798,388
4.45% 4/1/24	2,655,000	2,935,866
4.5% 3/9/48	46,031,000	52,395,100
4.75% 5/15/46	20,994,000	24,475,921
4.9% 6/15/42	3,728,000	4,260,941
5.55% 8/15/41	6,766,000	8,470,820
6.2% 3/15/40	16,798,000	22,323,039
6.3% 1/15/38	40,737,000	54,817,195
Verizon Communications, Inc.:
3% 3/22/27	6,931,000	7,548,683
3.15% 3/22/30	11,233,000	12,451,502
4% 3/22/50	11,502,000	14,126,205
4.329% 9/21/28	11,520,000	13,757,666
4.5% 8/10/33	17,268,000	21,413,845
4.862% 8/21/46	18,891,000	25,344,975
5.012% 4/15/49	7,226,000	10,020,141
5.5% 3/16/47	18,182,000	26,778,097
		476,893,625
Entertainment - 0.3%
NBCUniversal, Inc.:
4.45% 1/15/43	11,190,000	13,784,757
5.95% 4/1/41	7,826,000	11,289,408
The Walt Disney Co.:
2.2% 1/13/28	25,000,000	26,082,295
2.65% 1/13/31	25,000,000	26,660,899
3.6% 1/13/51	25,000,000	27,949,919
		105,767,278
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	49,397,000	52,605,703
4.908% 7/23/25	28,398,000	32,506,693
5.375% 5/1/47	56,404,000	66,765,481
5.75% 4/1/48	9,412,000	11,589,963
6.484% 10/23/45	26,013,000	33,598,890
Comcast Corp.:
3.1% 4/1/25	3,214,000	3,512,622
3.3% 4/1/27	8,676,000	9,627,428
3.4% 4/1/30	8,900,000	10,034,304
3.75% 4/1/40	3,125,000	3,581,341
3.9% 3/1/38	5,928,000	6,909,244
4.6% 8/15/45	15,798,000	19,982,273
4.65% 7/15/42	14,116,000	17,886,578
Discovery Communications LLC:
3.625% 5/15/30	18,602,000	19,652,841
4.65% 5/15/50	50,307,000	53,478,896
Fox Corp.:
3.666% 1/25/22	3,878,000	4,043,607
4.03% 1/25/24	6,818,000	7,495,282
4.709% 1/25/29	9,867,000	11,533,987
5.476% 1/25/39	9,730,000	12,478,717
5.576% 1/25/49	6,456,000	8,550,226
Time Warner Cable, Inc.:
4% 9/1/21	45,069,000	46,193,023
4.5% 9/15/42	21,984,000	23,540,687
5.5% 9/1/41	15,667,000	18,482,143
5.875% 11/15/40	11,331,000	13,910,485
6.55% 5/1/37	50,619,000	64,573,309
7.3% 7/1/38	32,280,000	43,042,387
		595,576,110
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	16,548,708
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	32,520,000	35,160,299
3.875% 4/15/30 (a)	47,090,000	51,049,327
4.375% 4/15/40 (a)	7,013,000	7,732,253
4.5% 4/15/50 (a)	13,777,000	15,489,894
		125,980,481

TOTAL COMMUNICATION SERVICES		1,304,217,494

CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.5%
General Motors Financial Co., Inc.:
3.2% 7/13/20	26,000,000	26,030,551
3.7% 5/9/23	4,723,000	4,724,008
4.2% 3/1/21	27,410,000	27,540,362
4.25% 5/15/23	10,018,000	10,073,222
4.375% 9/25/21	44,603,000	44,860,499
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	30,649,000	31,187,136
3.125% 5/12/23 (a)	26,699,000	27,417,022
		171,832,800
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	18,902,000	20,513,481
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	3,227,000	3,564,706
3.5% 7/1/27	9,188,000	10,271,889
3.6% 7/1/30	10,934,000	12,373,149
4.2% 4/1/50	5,533,000	6,545,546
		32,755,290
Household Durables - 0.0%
Lennar Corp.:
4.75% 11/29/27	2,190,000	2,387,100
5% 6/15/27	2,921,000	3,147,378
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,486,000	2,535,720
4.875% 11/15/25	28,000	29,476
4.875% 3/15/27	8,584,000	9,034,660
5.625% 1/15/24	717,000	760,020
		17,894,354
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	11,320,000	11,597,177
3% 11/19/24	25,757,000	26,256,370
		37,853,547
Multiline Retail - 0.1%
Target Corp.:
2.25% 4/15/25	8,957,000	9,546,739
2.65% 9/15/30	7,765,000	8,444,113
		17,990,852
Specialty Retail - 0.9%
AutoNation, Inc. 4.75% 6/1/30	4,077,000	4,244,622
AutoZone, Inc.:
3.625% 4/15/25	6,224,000	6,835,343
4% 4/15/30	28,926,000	32,559,791
Lowe's Companies, Inc.:
4% 4/15/25	8,528,000	9,640,467
4.5% 4/15/30	20,756,000	24,969,159
5% 4/15/40	13,272,000	16,941,369
5.125% 4/15/50	15,586,000	20,980,993
O'Reilly Automotive, Inc. 4.2% 4/1/30	6,418,000	7,242,528
The Home Depot, Inc.:
2.5% 4/15/27	4,106,000	4,471,477
2.7% 4/15/30	14,646,000	15,985,533
3.3% 4/15/40	18,256,000	20,389,179
3.35% 4/15/50	13,693,000	15,475,907
TJX Companies, Inc.:
3.5% 4/15/25	9,921,000	11,084,207
3.75% 4/15/27	23,100,000	26,210,918
3.875% 4/15/30	42,916,000	50,402,149
4.5% 4/15/50	17,351,000	21,992,192
		289,425,834
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.:
2.4% 3/27/25	3,809,000	4,086,007
2.75% 3/27/27	8,567,000	9,367,156
2.85% 3/27/30	15,648,000	17,387,456
3.25% 3/27/40	13,125,000	14,637,960
3.375% 3/27/50	10,308,000	11,917,611
		57,396,190

TOTAL CONSUMER DISCRETIONARY		645,662,348

CONSUMER STAPLES - 3.5%
Beverages - 1.6%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	4,449,000	4,893,620
4.7% 2/1/36	52,011,000	59,383,480
4.9% 2/1/46	67,409,000	77,995,659
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,700,000	17,229,294
4.35% 6/1/40	15,700,000	17,526,811
4.5% 6/1/50	20,000,000	22,350,708
4.6% 6/1/60	15,700,000	17,738,634
4.75% 4/15/58	32,390,000	36,889,279
5.45% 1/23/39	25,203,000	30,973,703
5.55% 1/23/49	57,590,000	72,206,933
5.8% 1/23/59 (Reg. S)	61,052,000	80,365,612
Constellation Brands, Inc. 4.75% 11/15/24	2,051,000	2,346,913
PepsiCo, Inc.:
2.625% 3/19/27	3,524,000	3,854,011
2.75% 3/19/30	17,622,000	19,471,280
3.5% 3/19/40	11,853,000	14,180,935
3.625% 3/19/50	17,622,000	21,114,493
3.875% 3/19/60	9,398,000	11,785,884
		510,307,249
Food & Staples Retailing - 0.4%
Sysco Corp.:
3.25% 7/15/27	13,314,000	13,531,391
3.3% 2/15/50	16,790,000	14,308,280
5.65% 4/1/25	14,459,000	16,468,103
5.95% 4/1/30	29,689,000	35,701,349
6.6% 4/1/50	27,580,000	35,612,500
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,039,000	1,069,008
		116,690,631
Food Products - 0.1%
Archer Daniels Midland Co.:
2.75% 3/27/25	5,383,000	5,802,196
3.25% 3/27/30	8,954,000	10,120,688
Conagra Brands, Inc. 3.8% 10/22/21	6,161,000	6,402,485
General Mills, Inc. 2.875% 4/15/30	3,825,000	4,111,821
H.J. Heinz Co.:
4.375% 6/1/46	3,522,000	3,291,180
5.2% 7/15/45	1,666,000	1,708,409
H.J. Heinz Finance Co. 7.125% 8/1/39 (a)	4,801,000	5,885,319
		37,322,098
Household Products - 0.1%
Kimberly-Clark Corp. 3.1% 3/26/30	2,252,000	2,571,894
Procter & Gamble Co.:
2.8% 3/25/27	4,511,000	5,004,142
3% 3/25/30	10,816,000	12,393,832
3.55% 3/25/40	7,798,000	9,408,416
3.6% 3/25/50	7,563,000	9,495,509
		38,873,793
Tobacco - 1.3%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	32,770,338
3.875% 9/16/46	21,780,000	21,414,386
4.25% 8/9/42	26,130,000	26,695,171
4.5% 5/2/43	17,568,000	18,612,547
4.8% 2/14/29	26,202,000	30,008,855
5.375% 1/31/44	31,709,000	37,257,661
5.95% 2/14/49	17,400,000	22,251,659
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	24,400,000	24,431,872
3.75% 7/21/22 (a)	56,649,000	58,032,610
4.25% 7/21/25 (a)	25,864,000	27,403,504
Reynolds American, Inc.:
3.25% 6/12/20	5,106,000	5,109,308
4% 6/12/22	17,554,000	18,437,246
4.45% 6/12/25	12,732,000	14,075,545
5.7% 8/15/35	6,607,000	7,839,057
5.85% 8/15/45	50,684,000	60,789,804
6.15% 9/15/43	11,136,000	13,369,009
7.25% 6/15/37	15,680,000	20,238,919
		438,737,491

TOTAL CONSUMER STAPLES		1,141,931,262

ENERGY - 5.4%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 6.75% 9/15/37 (a)	2,991,000	2,452,620
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	14,216,000	14,748,207
Halliburton Co.:
3.8% 11/15/25	789,000	834,785
4.85% 11/15/35	11,266,000	11,385,649
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	32,232,000	966,960
8.95% 4/1/45 (b)	11,807,000	360,114
Valaris PLC:
5.2% 3/15/25	32,677,000	2,614,160
5.75% 10/1/44	12,542,000	1,003,360
		34,365,855
Oil, Gas & Consumable Fuels - 5.3%
Alberta Energy Co. Ltd. 8.125% 9/15/30	2,868,000	2,611,157
Amerada Hess Corp.:
7.125% 3/15/33	5,555,000	6,039,104
7.3% 8/15/31	7,267,000	7,802,684
7.875% 10/1/29	2,497,000	2,762,695
Canadian Natural Resources Ltd.:
3.45% 11/15/21	1,429,000	1,452,137
5.85% 2/1/35	12,899,000	13,892,640
Cenovus Energy, Inc. 4.25% 4/15/27	34,405,000	31,225,485
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	25,435,000	25,435,000
4.5% 6/1/25	7,777,000	8,726,519
DCP Midstream LLC:
4.75% 9/30/21 (a)	22,381,000	21,933,380
5.85% 5/21/43 (a)(b)	2,410,000	1,512,275
DCP Midstream Operating LP:
3.875% 3/15/23	40,552,000	38,321,640
5.6% 4/1/44	1,458,000	1,064,340
Duke Energy Field Services 6.45% 11/3/36 (a)	7,882,000	6,463,240
El Paso Corp. 6.5% 9/15/20	25,952,000	26,193,140
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	16,935,863
Enable Midstream Partners LP 3.9% 5/15/24 (b)	7,783,000	7,063,223
Enbridge Energy Partners LP 4.2% 9/15/21	26,168,000	26,975,670
Enbridge, Inc.:
4% 10/1/23	15,502,000	16,701,188
4.25% 12/1/26	9,000,000	9,958,884
Energy Transfer Partners LP:
3.75% 5/15/30	13,654,000	13,460,665
4.2% 9/15/23	6,601,000	6,862,503
4.25% 3/15/23	5,605,000	5,812,361
4.5% 4/15/24	6,788,000	7,152,345
4.95% 6/15/28	22,521,000	23,724,697
5% 5/15/50	30,525,000	29,246,452
5.25% 4/15/29	11,043,000	11,829,088
5.8% 6/15/38	12,558,000	12,951,621
6% 6/15/48	8,178,000	8,640,168
6.25% 4/15/49	7,585,000	8,232,857
Enterprise Products Operating LP 3.75% 2/15/25	16,764,000	18,439,638
Exxon Mobil Corp. 3.482% 3/19/30	71,930,000	81,552,626
Hess Corp.:
4.3% 4/1/27	5,092,000	5,123,147
5.6% 2/15/41	7,816,000	7,755,208
5.8% 4/1/47	19,267,000	19,348,911
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	9,052,000	9,468,254
6.55% 9/15/40	2,324,000	2,926,019
Kinder Morgan, Inc. 5.55% 6/1/45	13,098,000	16,041,248
Marathon Petroleum Corp. 5.125% 3/1/21	21,582,000	22,076,882
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.8989% 9/9/21 (b)(c)	9,056,000	8,764,127
3 month U.S. LIBOR + 1.100% 2.0989% 9/9/22 (b)(c)	13,630,000	12,869,521
4.5% 7/15/23	9,847,000	10,339,922
4.8% 2/15/29	5,907,000	6,440,129
4.875% 12/1/24	15,019,000	16,112,713
5.5% 2/15/49	17,721,000	20,062,302
Occidental Petroleum Corp.:
2.6% 8/13/21	8,636,000	8,316,468
2.7% 8/15/22	7,632,000	6,980,990
2.9% 8/15/24	25,222,000	20,051,490
3.125% 2/15/22	2,043,000	1,912,943
3.2% 8/15/26	3,393,000	2,475,872
3.5% 8/15/29	10,687,000	7,187,008
4.3% 8/15/39	1,558,000	923,115
4.4% 8/15/49	1,559,000	923,708
4.85% 3/15/21	8,840,000	8,663,200
5.55% 3/15/26	28,220,000	23,987,000
6.45% 9/15/36	24,570,000	17,628,975
6.6% 3/15/46	53,949,000	37,494,555
7.5% 5/1/31	40,626,000	33,313,320
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	34,564,000	32,939,492
7.25% 3/17/44	14,821,000	15,353,074
Petroleos Mexicanos:
4.5% 1/23/26	20,014,000	17,058,733
5.95% 1/28/31 (a)	5,726,000	4,630,903
6.35% 2/12/48	13,566,000	9,892,582
6.49% 1/23/27 (a)	38,273,000	33,632,399
6.5% 3/13/27	37,289,000	32,930,848
6.75% 9/21/47	95,358,000	74,021,648
6.84% 1/23/30 (a)	147,293,000	125,934,602
6.95% 1/28/60 (a)	19,817,000	15,140,188
7.69% 1/23/50 (a)	124,733,000	103,840,223
Phillips 66 Co.:
3.7% 4/6/23	2,495,000	2,665,932
3.85% 4/9/25	3,215,000	3,537,730
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	7,204,518
3.6% 11/1/24	6,687,000	6,682,213
3.65% 6/1/22	27,720,000	27,776,295
3.85% 10/15/23	25,000,000	25,149,727
4.65% 10/15/25	23,040,000	23,597,993
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	10,960,000	11,544,949
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	42,700,000	46,739,646
Southwestern Energy Co. 6.2% 1/23/25 (b)	13,262,000	11,911,928
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	7,311,000	7,262,229
The Williams Companies, Inc.:
3.5% 11/15/30	45,511,000	47,663,826
3.7% 1/15/23	18,610,000	19,402,096
4.55% 6/24/24	90,947,000	98,594,313
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	5,447,000	5,796,429
3.95% 5/15/50 (a)	17,552,000	18,627,913
Valero Energy Corp.:
2.7% 4/15/23	8,736,000	9,038,686
2.85% 4/15/25	5,025,000	5,282,747
Western Gas Partners LP:
3.95% 6/1/25	5,006,000	4,654,078
4.65% 7/1/26	8,954,000	8,351,575
4.75% 8/15/28	6,312,000	5,712,360
Williams Partners LP:
3.6% 3/15/22	17,478,000	17,985,708
3.9% 1/15/25	6,023,000	6,442,424
4% 11/15/21	11,678,000	12,025,012
4.125% 11/15/20	4,558,000	4,570,430
4.3% 3/4/24	18,081,000	19,442,231
4.5% 11/15/23	8,697,000	9,343,501
		1,760,543,493

TOTAL ENERGY		1,794,909,348

FINANCIALS - 19.5%
Banks - 8.0%
Bank of America Corp.:
3.004% 12/20/23 (b)	101,991,000	106,571,468
3.3% 1/11/23	24,341,000	25,761,443
3.419% 12/20/28 (b)	32,593,000	35,462,209
3.5% 4/19/26	28,726,000	31,832,036
3.864% 7/23/24 (b)	7,284,000	7,885,835
3.95% 4/21/25	43,026,000	47,010,150
4% 1/22/25	14,494,000	15,819,097
4.1% 7/24/23	35,942,000	39,300,781
4.183% 11/25/27	3,728,000	4,181,927
4.2% 8/26/24	41,416,000	45,674,617
4.25% 10/22/26	45,120,000	50,657,125
4.45% 3/3/26	10,553,000	11,884,596
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 1.8653% 7/20/22 (a)(b)(c)	4,154,000	4,157,121
Barclays Bank PLC 10.179% 6/12/21 (a)	945,000	1,022,481
Barclays PLC:
2.852% 5/7/26 (b)	42,733,000	43,779,041
3.25% 1/12/21	24,010,000	24,301,241
4.375% 1/12/26	34,752,000	38,221,640
4.836% 5/9/28	3,148,000	3,387,189
5.088% 6/20/30 (b)	44,892,000	50,028,138
5.2% 5/12/26	41,312,000	45,348,182
BPCE SA 4.875% 4/1/26 (a)	3,984,000	4,418,359
Capital One NA 2.15% 9/6/22	21,459,000	21,729,480
Citigroup, Inc.:
2.7% 10/27/22	17,775,000	18,409,613
2.75% 4/25/22	25,000,000	25,788,723
2.9% 12/8/21	20,972,000	21,544,642
3.142% 1/24/23 (b)	22,396,000	23,045,660
3.352% 4/24/25 (b)	27,281,000	29,022,216
4.05% 7/30/22	11,452,000	12,104,886
4.075% 4/23/29 (b)	14,005,000	15,639,926
4.125% 7/25/28	3,728,000	4,091,915
4.3% 11/20/26	9,646,000	10,735,493
4.4% 6/10/25	71,128,000	78,678,027
4.412% 3/31/31 (b)	57,587,000	66,324,996
4.45% 9/29/27	48,296,000	53,691,560
4.5% 1/14/22	1,723,000	1,820,694
4.6% 3/9/26	10,087,000	11,296,126
5.3% 5/6/44	5,127,000	6,504,030
5.5% 9/13/25	18,506,000	21,646,279
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	28,869,000	30,120,788
4.3% 12/3/25	3,460,000	3,778,519
Comerica, Inc. 3.7% 7/31/23	35,000,000	37,416,070
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	14,950,000	15,465,677
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	31,994,000	34,742,343
3.8% 9/15/22	40,643,000	42,905,259
3.8% 6/9/23	46,298,000	49,148,936
4.55% 4/17/26	1,588,000	1,801,337
Discover Bank 4.2% 8/8/23	35,498,000	37,889,057
Fifth Third Bancorp 8.25% 3/1/38	13,121,000	19,702,924
HSBC Holdings PLC:
4.25% 3/14/24	12,994,000	13,842,572
4.95% 3/31/30	7,768,000	9,119,725
5.25% 3/14/44	560,000	685,686
Huntington Bancshares, Inc. 7% 12/15/20	4,856,000	5,000,360
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,267,000	7,286,706
5.71% 1/15/26 (a)	66,519,000	68,411,484
JPMorgan Chase & Co.:
2.739% 10/15/30 (b)	55,000,000	57,095,476
2.95% 10/1/26	29,121,000	31,394,800
2.956% 5/13/31 (b)	23,105,000	23,786,507
3.25% 9/23/22	53,888,000	56,788,308
3.797% 7/23/24 (b)	69,237,000	74,401,271
3.875% 9/10/24	56,148,000	61,700,886
4.125% 12/15/26	61,839,000	69,787,018
4.25% 10/15/20	8,000,000	8,113,089
4.625% 5/10/21	11,002,000	11,423,286
Rabobank Nederland 4.375% 8/4/25	42,555,000	47,141,807
Regions Financial Corp. 2.25% 5/18/25	34,843,000	35,496,692
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	24,822,000	25,406,409
4.8% 4/5/26	20,881,000	23,392,288
5.125% 5/28/24	55,246,000	59,438,247
6% 12/19/23	48,200,000	53,105,672
6.1% 6/10/23	47,686,000	52,071,246
6.125% 12/15/22	83,360,000	89,987,303
Royal Bank of Scotland PLC 2.375% 5/21/23(a)	46,436,000	46,834,282
Societe Generale 4.25% 4/14/25 (a)	3,837,000	3,971,764
Synchrony Bank 3% 6/15/22	2,150,000	2,157,747
UniCredit SpA 6.572% 1/14/22 (a)	29,947,000	31,211,824
Wells Fargo & Co.:
2.406% 10/30/25 (b)	24,506,000	25,152,158
3.196% 6/17/27 (b)	34,559,000	36,728,978
4.478% 4/4/31 (b)	77,500,000	90,539,684
5.013% 4/4/51 (b)	114,738,000	150,960,942
Westpac Banking Corp. 4.11% 7/24/34 (b)	20,547,000	22,096,176
		2,626,280,245
Capital Markets - 5.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	33,078,345
4.25% 2/15/24	24,489,000	26,349,870
Ares Capital Corp. 4.2% 6/10/24	48,934,000	46,817,663
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	58,126,000	59,437,243
3.869% 1/12/29 (a)(b)	19,608,000	21,146,341
4.194% 4/1/31 (a)(b)	52,365,000	58,078,346
Deutsche Bank AG 4.5% 4/1/25	70,869,000	69,852,201
Deutsche Bank AG New York Branch:
3.15% 1/22/21	18,975,000	18,991,267
3.3% 11/16/22	50,117,000	50,584,052
4.1% 1/13/26	4,496,000	4,573,510
5% 2/14/22	49,324,000	50,859,028
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	164,410,000	167,981,536
3.2% 2/23/23	87,089,000	91,580,762
3.272% 9/29/25 (b)	104,473,000	110,574,407
3.8% 3/15/30	82,860,000	91,603,590
4.25% 10/21/25	32,884,000	36,543,622
6.75% 10/1/37	31,825,000	44,011,058
Intercontinental Exchange, Inc.:
2.75% 12/1/20	9,127,000	9,233,089
3.75% 12/1/25	1,100,000	1,244,707
Moody's Corp.:
2.75% 12/15/21	5,835,000	6,007,018
3.25% 1/15/28	12,370,000	13,647,499
4.875% 2/15/24	11,615,000	13,039,928
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.0276% 7/22/22 (b)(c)	1,907,000	1,902,957
3.125% 1/23/23	54,983,000	58,044,610
3.125% 7/27/26	7,974,000	8,638,830
3.622% 4/1/31 (b)	54,679,000	60,711,929
3.625% 1/20/27	8,956,000	9,931,231
3.7% 10/23/24	21,490,000	23,580,386
3.737% 4/24/24 (b)	163,561,000	174,619,804
3.75% 2/25/23	55,561,000	59,428,109
3.875% 4/29/24	2,362,000	2,586,007
4.1% 5/22/23	24,196,000	25,918,185
4.431% 1/23/30 (b)	23,749,000	27,785,344
4.875% 11/1/22	45,005,000	48,825,149
5% 11/24/25	50,969,000	58,654,256
5.75% 1/25/21	29,144,000	30,107,385
State Street Corp.:
2.825% 3/30/23 (a)(b)	3,707,000	3,833,239
2.901% 3/30/26 (a)(b)	3,480,000	3,740,729
3.152% 3/30/31 (a)(b)	2,371,000	2,625,571
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	27,816,000	31,044,756
		1,657,213,559
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	33,555,000	27,823,873
3.5% 5/26/22	8,945,000	8,293,462
4.125% 7/3/23	23,327,000	20,767,727
4.45% 12/16/21	15,806,000	15,002,059
4.45% 4/3/26	16,892,000	14,030,022
4.5% 5/15/21	6,370,000	6,208,575
4.875% 1/16/24	27,051,000	24,186,731
5% 10/1/21	9,554,000	9,196,031
Ally Financial, Inc.:
4.625% 3/30/25	10,429,000	10,741,870
5.125% 9/30/24	11,402,000	11,865,263
5.8% 5/1/25	27,438,000	29,995,770
8% 11/1/31	13,840,000	17,464,142
Capital One Financial Corp.:
2.6% 5/11/23	39,980,000	41,053,315
3.65% 5/11/27	72,123,000	75,255,893
3.8% 1/31/28	34,245,000	35,974,998
Discover Financial Services:
3.75% 3/4/25	20,000,000	20,855,828
3.85% 11/21/22	39,487,000	40,896,220
3.95% 11/6/24	17,423,000	18,455,684
4.1% 2/9/27	2,471,000	2,562,402
4.5% 1/30/26	25,399,000	27,202,191
5.2% 4/27/22	17,870,000	18,822,767
Ford Motor Credit Co. LLC:
4.063% 11/1/24	101,625,000	95,527,500
5.085% 1/7/21	15,830,000	15,651,913
5.584% 3/18/24	33,908,000	33,728,288
5.596% 1/7/22	32,750,000	32,668,125
Synchrony Financial:
2.85% 7/25/22	8,438,000	8,281,869
3.75% 8/15/21	12,933,000	13,128,896
3.95% 12/1/27	42,034,000	40,204,282
4.25% 8/15/24	13,018,000	13,009,995
4.375% 3/19/24	29,366,000	29,637,213
5.15% 3/19/29	45,267,000	46,317,321
Toyota Motor Credit Corp.:
2.9% 3/30/23	42,183,000	44,381,531
3% 4/1/25	38,584,000	41,958,572
3.375% 4/1/30	12,521,000	14,052,537
		905,202,865
Diversified Financial Services - 0.8%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	5,754,000	6,074,806
Brixmor Operating Partnership LP:
3.25% 9/15/23	36,362,000	35,978,619
3.85% 2/1/25	22,346,000	22,416,374
3.875% 8/15/22	17,670,000	18,001,965
4.125% 6/15/26	25,594,000	26,116,398
4.125% 5/15/29	28,249,000	27,282,842
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	33,993,000	29,198,993
Pine Str Trust Ii 5.568% 2/15/49 (a)	31,271,000	33,167,116
Pine Street Trust I 4.572% 2/15/29 (a)	31,229,000	33,383,905
Voya Financial, Inc. 3.125% 7/15/24	15,086,000	15,618,638
		247,239,656
Insurance - 3.0%
AFLAC, Inc. 3.6% 4/1/30	12,633,000	14,585,552
AIA Group Ltd. 3.375% 4/7/30 (a)	39,186,000	42,200,459
American International Group, Inc.:
2.5% 6/30/25	63,800,000	65,993,747
3.3% 3/1/21	11,928,000	12,135,956
3.4% 6/30/30	63,800,000	66,948,188
3.875% 1/15/35	29,736,000	32,371,558
4.875% 6/1/22	27,610,000	29,703,152
Aon Corp. 5% 9/30/20	6,218,000	6,306,758
Five Corners Funding Trust II 2.85% 5/15/30 (a)	50,958,000	52,044,320
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	24,484,000	27,596,835
Marsh & McLennan Companies, Inc.:
2.25% 11/15/30	12,907,000	13,074,140
4.375% 3/15/29	21,405,000	25,268,004
4.75% 3/15/39	9,822,000	12,332,651
4.8% 7/15/21	13,850,000	14,343,593
4.9% 3/15/49	19,547,000	26,047,229
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	40,888,000	38,810,267
MetLife, Inc. 3.048% 12/15/22 (b)	21,302,000	22,658,338
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 0.56% 5/28/21 (a)(b)(c)	151,424,000	150,671,839
3% 1/10/23 (a)	15,204,000	16,025,879
New York Life Insurance Co. 3.75% 5/15/50 (a)	9,208,000	10,339,705
Pacific LifeCorp 5.125% 1/30/43 (a)	32,228,000	34,325,670
Pricoa Global Funding I 5.375% 5/15/45 (b)	28,973,000	29,842,190
Progressive Corp. 3.2% 3/26/30	4,697,000	5,273,146
Prudential Financial, Inc.:
3.935% 12/7/49	13,921,000	14,849,437
4.5% 11/16/21	695,000	731,956
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	12,400,000	13,653,392
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (a)	21,365,000	21,844,834
4.9% 9/15/44 (a)	29,603,000	36,944,868
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	10,865,000	11,949,775
Unum Group:
3.875% 11/5/25	25,368,000	25,515,753
4% 6/15/29	24,228,000	23,949,551
4.5% 3/15/25	37,120,000	38,554,013
5.625% 9/15/20	19,561,000	19,802,790
5.75% 8/15/42	41,569,000	40,792,003
		997,487,548

TOTAL FINANCIALS		6,433,423,873

HEALTH CARE - 3.4%
Biotechnology - 0.1%
AbbVie, Inc.:
3.25% 10/1/22 (a)	15,000,000	15,688,649
3.45% 3/15/22 (a)	25,461,000	26,490,969
		42,179,618
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.404% 6/5/20	2,194,000	2,193,785
Health Care Providers & Services - 2.4%
Anthem, Inc. 3.3% 1/15/23	23,355,000	24,785,830
Centene Corp.:
3.375% 2/15/30	21,905,000	22,058,335
4.25% 12/15/27	25,155,000	26,277,416
4.625% 12/15/29	39,085,000	42,075,003
4.75% 1/15/25	20,010,000	20,660,325
Cigna Corp.:
3.75% 7/15/23	17,526,000	19,068,797
4.125% 9/15/20 (a)	11,062,000	11,150,902
4.125% 11/15/25	42,687,000	48,637,203
4.375% 10/15/28	32,914,000	38,627,588
4.8% 8/15/38	20,493,000	25,560,508
4.9% 12/15/48	20,474,000	26,999,394
CVS Health Corp.:
3% 8/15/26	3,494,000	3,816,325
3.25% 8/15/29	8,027,000	8,678,949
3.625% 4/1/27	9,782,000	10,736,455
3.7% 3/9/23	13,600,000	14,568,958
3.75% 4/1/30	18,634,000	20,854,891
4% 12/5/23	18,015,000	19,635,857
4.1% 3/25/25	115,311,000	128,871,017
4.125% 4/1/40	12,975,000	14,968,112
4.25% 4/1/50	3,681,000	4,315,614
4.3% 3/25/28	75,210,000	85,757,011
4.78% 3/25/38	33,481,000	40,766,530
5.05% 3/25/48	49,227,000	63,200,205
HCA Holdings, Inc. 4.75% 5/1/23	75,000	81,152
Toledo Hospital:
5.325% 11/15/28	11,480,000	11,978,124
6.015% 11/15/48	22,754,000	24,285,959
UnitedHealth Group, Inc.:
2.75% 5/15/40	10,716,000	11,136,380
2.9% 5/15/50	9,772,000	10,150,178
3.125% 5/15/60	15,900,000	16,735,322
		796,438,340
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
4.133% 3/25/25	16,437,000	18,684,636
4.497% 3/25/30	8,634,000	10,549,457
		29,234,093
Pharmaceuticals - 0.8%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	46,388,000	51,933,171
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	5,485,000	5,580,988
5.022% 8/28/23 (b)	17,308,000	18,277,556
5.65% 8/28/28 (b)	7,291,000	8,056,555
Mylan NV:
3.15% 6/15/21	26,969,000	27,465,384
3.95% 6/15/26	38,227,000	41,593,527
Perrigo Finance PLC 3.5% 12/15/21	2,562,000	2,554,630
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	52,728,349
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	4,897,000	4,801,264
2.8% 7/21/23	15,491,000	14,638,995
Zoetis, Inc. 3.25% 2/1/23	33,824,000	35,311,378
		262,941,797

TOTAL HEALTH CARE		1,132,987,633

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	15,580,000	16,844,103
BAE Systems PLC 3.4% 4/15/30 (a)	11,875,000	12,865,486
The Boeing Co.:
5.04% 5/1/27	15,531,000	16,488,700
5.15% 5/1/30	15,531,000	16,584,523
5.705% 5/1/40	15,530,000	16,998,438
5.805% 5/1/50	15,500,000	17,544,753
5.93% 5/1/60	15,530,000	17,977,819
		115,303,822
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	562,000	613,345
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	2,435,000	2,628,421
3.05% 4/15/30	1,962,000	2,189,356
3.7% 4/15/50	2,422,000	2,920,519
		7,738,296
Machinery - 0.1%
Deere & Co.:
2.75% 4/15/25	4,839,000	5,246,825
3.1% 4/15/30	12,880,000	14,463,653
3.75% 4/15/50	3,934,000	4,746,288
		24,456,766
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	6,183,559
Road & Rail - 0.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	8,641,000	7,688,753
3.95% 7/1/24 (a)	11,478,000	9,471,284
4.375% 5/1/26 (a)	13,980,000	10,925,160
5.25% 5/15/24 (a)	20,991,000	17,716,279
CSX Corp. 3.8% 4/15/50	7,678,000	8,921,569
		54,723,045
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	7,478,000	6,974,727
3% 9/15/23	5,123,000	4,711,977
3.375% 6/1/21	13,887,000	13,373,012
3.75% 2/1/22	27,062,000	25,812,375
3.875% 4/1/21	18,569,000	18,159,625
4.25% 2/1/24	30,862,000	28,951,550
4.25% 9/15/24	21,001,000	19,485,148
		117,468,414
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	3,341,000	3,441,230

TOTAL INDUSTRIALS		329,928,477

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	24,109,000	25,885,882
5.85% 7/15/25 (a)	6,711,000	7,511,370
6.02% 6/15/26 (a)	8,322,000	9,399,659
6.1% 7/15/27 (a)	12,320,000	13,837,720
6.2% 7/15/30 (a)	10,663,000	12,141,223
		68,775,854
IT Services - 0.1%
MasterCard, Inc.:
3.3% 3/26/27	3,866,000	4,383,848
3.35% 3/26/30	5,380,000	6,227,436
3.85% 3/26/50	4,613,000	5,847,977
		16,459,261
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc. 2.497% 4/24/23	36,826,000	37,703,500
NVIDIA Corp.:
2.85% 4/1/30	10,857,000	11,928,855
3.5% 4/1/40	11,735,000	13,438,381
3.5% 4/1/50	23,506,000	26,688,435
3.7% 4/1/60	4,626,000	5,457,516
		95,216,687
Software - 0.6%
Oracle Corp.:
2.5% 4/1/25	31,211,000	33,174,087
2.8% 4/1/27	31,398,000	34,045,256
2.95% 4/1/30	31,450,000	34,507,865
3.6% 4/1/40	31,590,000	34,930,987
3.6% 4/1/50	31,590,000	35,193,038
3.85% 4/1/60	31,475,000	35,956,273
		207,807,506
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	1,713,000	1,833,886

TOTAL INFORMATION TECHNOLOGY		390,093,194

MATERIALS - 0.2%
Metals & Mining - 0.2%
Anglo American Capital PLC 4.125% 4/15/21 (a)	1,571,000	1,597,477
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	10,763,000	10,894,309
6.75% 10/19/75 (a)(b)	24,962,000	28,628,169
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	8,936,000	9,502,878
4.5% 8/1/47 (a)	7,237,000	8,089,609
		58,712,442
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	22,618,000	27,450,307
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,786,000	7,815,828
Boston Properties, Inc.:
3.25% 1/30/31	20,338,000	21,297,562
3.85% 2/1/23	10,817,000	11,489,984
4.5% 12/1/28	20,395,000	23,461,096
Camden Property Trust:
2.95% 12/15/22	12,713,000	13,051,673
4.25% 1/15/24	21,470,000	22,761,793
Corporate Office Properties LP 5% 7/1/25	17,769,000	18,666,047
Duke Realty LP:
3.25% 6/30/26	318,000	338,229
3.625% 4/15/23	23,763,000	24,684,910
3.75% 12/1/24	9,068,000	9,680,052
3.875% 10/15/22	22,767,000	23,627,640
Equity One, Inc. 3.75% 11/15/22	33,629,000	34,270,288
HCP, Inc.:
3.25% 7/15/26	3,144,000	3,194,247
3.5% 7/15/29	3,594,000	3,648,438
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	7,500,000	7,128,109
3.5% 8/1/26	7,811,000	8,041,087
Highwoods/Forsyth LP 3.2% 6/15/21	877,000	884,976
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	43,437,280
Lexington Corporate Properties Trust 4.4% 6/15/24	8,452,000	8,342,757
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	33,134,000	30,302,182
4.375% 8/1/23	32,463,000	32,686,275
4.5% 1/15/25	14,849,000	14,995,416
4.5% 4/1/27	74,033,000	71,323,748
4.75% 1/15/28	36,570,000	35,988,805
4.95% 4/1/24	7,995,000	8,244,148
5.25% 1/15/26	31,863,000	32,224,964
Prologis LP 3.25% 10/1/26	856,000	944,346
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,977,000	5,609,745
5% 12/15/23	4,492,000	4,499,591
Simon Property Group LP:
2.45% 9/13/29	8,537,000	7,840,279
3.375% 12/1/27	23,093,000	22,692,756
SITE Centers Corp.:
3.625% 2/1/25	13,207,000	13,022,374
4.25% 2/1/26	16,356,000	16,391,034
Store Capital Corp. 4.625% 3/15/29	9,743,000	9,061,813
Ventas Realty LP:
3% 1/15/30	43,597,000	40,293,865
3.125% 6/15/23	6,954,000	6,909,408
3.5% 2/1/25	8,762,000	8,721,968
4% 3/1/28	12,591,000	12,439,997
4.125% 1/15/26	8,982,000	9,034,662
4.75% 11/15/30	53,358,000	55,524,339
Weingarten Realty Investors 3.375% 10/15/22	4,880,000	4,946,024
WP Carey, Inc.:
3.85% 7/15/29	7,008,000	6,805,786
4% 2/1/25	32,062,000	32,771,322
4.6% 4/1/24	2,875,000	3,042,540
		799,589,690
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
3.95% 2/15/23	34,906,000	35,411,427
3.95% 11/15/27	24,749,000	24,593,754
4.1% 10/1/24	30,631,000	31,313,778
4.55% 10/1/29	31,499,000	31,736,327
CBRE Group, Inc. 4.875% 3/1/26	4,233,000	4,570,226
Digital Realty Trust LP:
3.95% 7/1/22	19,003,000	19,873,412
4.75% 10/1/25	18,728,000	20,870,839
Essex Portfolio LP 3.875% 5/1/24	1,038,000	1,100,461
Mack-Cali Realty LP:
3.15% 5/15/23	43,093,000	37,059,980
4.5% 4/18/22	7,492,000	6,744,470
Mid-America Apartments LP 4% 11/15/25	447,000	464,561
Post Apartment Homes LP 3.375% 12/1/22	4,831,000	4,878,557
Tanger Properties LP:
3.125% 9/1/26	16,163,000	13,991,808
3.75% 12/1/24	20,842,000	19,038,740
3.875% 12/1/23	11,362,000	10,569,870
3.875% 7/15/27	8,715,000	7,485,855
		269,704,065

TOTAL REAL ESTATE		1,069,293,755

UTILITIES - 2.0%
Electric Utilities - 1.1%
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,976,940
Cleco Corporate Holdings LLC 3.375% 9/15/29 (a)	19,437,000	19,235,715
Duke Energy Corp. 2.45% 6/1/30	14,856,000	15,297,173
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	17,215,000	18,060,003
6.4% 9/15/20 (a)	37,691,000	38,299,605
Entergy Corp.:
2.8% 6/15/30	15,246,000	15,854,337
3.75% 6/15/50	13,508,000	14,690,382
Eversource Energy 2.8% 5/1/23	32,099,000	33,523,193
Exelon Corp.:
2.85% 6/15/20	7,468,000	7,472,164
4.05% 4/15/30	9,268,000	10,659,948
4.7% 4/15/50	4,127,000	5,147,059
FirstEnergy Corp.:
4.25% 3/15/23	68,802,000	74,296,429
7.375% 11/15/31	31,029,000	45,491,431
IPALCO Enterprises, Inc. 3.7% 9/1/24	11,464,000	12,098,973
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,242,632
NV Energy, Inc. 6.25% 11/15/20	7,075,000	7,242,757
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	16,185,553
		345,774,294
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	6,090,000	7,140,525
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	7,080,000	7,147,575
		14,288,100
Independent Power and Renewable Electricity Producers - 0.3%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,185,000	3,272,588
Emera U.S. Finance LP:
2.7% 6/15/21	6,375,000	6,459,041
3.55% 6/15/26	9,377,000	10,200,031
The AES Corp.:
3.3% 7/15/25 (a)	45,861,000	46,561,756
3.95% 7/15/30 (a)	39,983,000	40,140,933
		106,634,349
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	5,360,000	6,162,373
4.25% 10/15/50 (a)	3,053,000	3,830,001
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	4,303,000	4,805,864
3.95% 4/1/50	7,554,000	8,827,220
NiSource Finance Corp.:
5.8% 2/1/42	11,523,000	15,469,808
5.95% 6/15/41	22,990,000	30,441,822
NiSource, Inc. 2.95% 9/1/29	47,860,000	51,378,930
Puget Energy, Inc.:
4.1% 6/15/30 (a)	17,963,000	19,030,297
5.625% 7/15/22	1,783,000	1,898,058
6% 9/1/21	28,119,000	29,572,569
6.5% 12/15/20	9,002,000	9,218,516
Sempra Energy:
2.875% 10/1/22	9,886,000	10,203,798
6% 10/15/39	1,481,000	1,974,882
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.5049% 5/15/67 (b)(c)	14,096,000	11,365,064
		204,179,202

TOTAL UTILITIES		670,875,945

TOTAL NONCONVERTIBLE BONDS
(Cost $14,354,069,973)		14,972,035,771

U.S. Government and Government Agency Obligations - 21.1%
U.S. Treasury Inflation-Protected Obligations - 6.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$126,363,239	$156,901,738
0.875% 2/15/47	72,786,638	91,246,948
1% 2/15/46	28,765,303	36,688,130
1% 2/15/49	60,611,566	79,603,640
1.375% 2/15/44	1,863,939	2,503,431
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	90,857,922	93,494,858
0.125% 10/15/24	331,852,354	342,233,859
0.125% 4/15/25	99,928,000	103,207,028
0.125% 7/15/26	88,234,738	92,103,677
0.125% 1/15/30	50,161,500	53,274,001
0.25% 7/15/29	122,910,780	132,019,514
0.25% 2/15/50 (d)	72,878,172	79,989,146
0.375% 7/15/25	285,450,346	299,670,292
0.375% 1/15/27	155,881,213	168,455,990
0.625% 1/15/26	226,652,236	241,307,128
0.75% 7/15/28	31,482,746	34,903,739
0.875% 1/15/29	222,288,002	249,021,276

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		2,256,624,395

U.S. Treasury Obligations - 14.3%
U.S. Treasury Bonds:
2.875% 5/15/49	264,876,000	357,454,638
3% 2/15/49	849,744,000	1,170,223,593
U.S. Treasury Notes:
0.375% 4/30/25	250,610,000	251,461,683
0.5% 5/31/27	567,098,000	567,142,302
1.5% 9/30/24	159,772,000	168,241,164
1.5% 1/31/27	247,132,000	263,716,875
1.5% 2/15/30	65,197,000	70,473,882
2.125% 7/31/24	24,323,300	26,203,605
2.125% 11/30/24	379,473,000	410,720,230
2.25% 4/30/24	180,464,300	194,563,073
2.25% 12/31/24	284,595,000	309,930,626
2.75% 6/30/25	207,274,300	232,511,565
3.125% 11/15/28	563,637,200	682,221,180

TOTAL U.S. TREASURY OBLIGATIONS		4,704,864,416

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,231,066,021)		6,961,488,811

U.S. Government Agency - Mortgage Securities - 24.9%
Fannie Mae - 7.0%
12 month U.S. LIBOR + 1.360% 3.693% 10/1/35 (b)(c)	30,011	30,971
12 month U.S. LIBOR + 1.440% 3.384% 4/1/37 (b)(c)	104,010	108,123
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (b)(c)	60,798	62,635
12 month U.S. LIBOR + 1.490% 3.548% 1/1/35 (b)(c)	139,024	144,214
12 month U.S. LIBOR + 1.520% 3.535% 3/1/36 (b)(c)	3,330	3,471
12 month U.S. LIBOR + 1.550% 4.303% 6/1/36 (b)(c)	48,385	50,105
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (b)(c)	54,735	57,064
12 month U.S. LIBOR + 1.600% 4.147% 5/1/36 (b)(c)	271,299	282,904
12 month U.S. LIBOR + 1.630% 3.762% 3/1/33 (b)(c)	91,936	95,167
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (b)(c)	115,111	121,250
12 month U.S. LIBOR + 1.640% 3.879% 9/1/36 (b)(c)	70,107	72,888
12 month U.S. LIBOR + 1.660% 4.019% 5/1/35 (b)(c)	173,433	179,799
12 month U.S. LIBOR + 1.670% 3.933% 11/1/36 (b)(c)	160,766	167,622
12 month U.S. LIBOR + 1.680% 3.435% 4/1/36 (b)(c)	7,316	7,664
12 month U.S. LIBOR + 1.690% 3.629% 7/1/43 (b)(c)	171,177	177,017
12 month U.S. LIBOR + 1.700% 4.024% 6/1/42 (b)(c)	585,845	608,660
12 month U.S. LIBOR + 1.710% 4.164% 8/1/35 (b)(c)	12,378	12,864
12 month U.S. LIBOR + 1.730% 3.951% 5/1/36 (b)(c)	86,318	90,359
12 month U.S. LIBOR + 1.740% 3.761% 3/1/40 (b)(c)	225,156	234,840
12 month U.S. LIBOR + 1.750% 3.873% 7/1/35 (b)(c)	106,897	111,600
12 month U.S. LIBOR + 1.750% 4.115% 8/1/41 (b)(c)	151,835	156,941
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (b)(c)	318,392	330,231
12 month U.S. LIBOR + 1.800% 4.043% 12/1/40 (b)(c)	5,330,169	5,533,320
12 month U.S. LIBOR + 1.800% 4.499% 7/1/41 (b)(c)	698,545	726,754
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (b)(c)	110,168	114,659
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (b)(c)	353,480	368,059
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (b)(c)	255,479	266,794
12 month U.S. LIBOR + 1.810% 4.534% 7/1/41 (b)(c)	488,133	504,775
12 month U.S. LIBOR + 1.820% 3.825% 2/1/35 (b)(c)	53,078	55,652
12 month U.S. LIBOR + 1.830% 3.888% 10/1/41 (b)(c)	254,965	267,065
12 month U.S. LIBOR + 1.930% 4.214% 9/1/36 (b)(c)	79,825	82,672
12 month U.S. LIBOR + 1.950% 4.783% 7/1/37 (b)(c)	60,478	63,534
6 month U.S. LIBOR + 1.470% 3.005% 10/1/33 (b)(c)	18,167	18,738
6 month U.S. LIBOR + 1.500% 3.398% 1/1/35 (b)(c)	177,358	182,829
6 month U.S. LIBOR + 1.510% 3.385% 2/1/33 (b)(c)	17,256	17,733
6 month U.S. LIBOR + 1.530% 3.41% 12/1/34 (b)(c)	62,153	64,230
6 month U.S. LIBOR + 1.530% 3.41% 3/1/35 (b)(c)	51,305	53,030
6 month U.S. LIBOR + 1.550% 3.319% 10/1/33 (b)(c)	20,592	21,239
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (b)(c)	33,047	34,117
6 month U.S. LIBOR + 1.740% 3.74% 12/1/34 (b)(c)	2,842	2,956
6 month U.S. LIBOR + 1.960% 3.725% 9/1/35 (b)(c)	37,551	39,263
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (b)(c)	40,787	42,829
U.S. TREASURY 1 YEAR INDEX + 2.260% 4.174% 12/1/33 (b)(c)	488,638	507,483
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.182% 6/1/36 (b)(c)	231,960	240,752
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.261% 10/1/33 (b)(c)	123,687	128,403
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.311% 5/1/35 (b)(c)	27,991	29,189
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.362% 7/1/34 (b)(c)	255,373	266,350
2.5% 12/1/26 to 10/1/37 (e)	121,960,992	127,620,218
3% 7/1/27 to 12/1/46 (f)(g)(h)	627,942,806	668,361,252
3.4% 7/1/42 to 9/1/42	80,573	87,064
3.5% 7/1/32 to 11/1/49 (e)	712,689,285	767,090,852
3.65% 5/1/42 to 8/1/42	41,778	45,542
3.9% 4/1/42	6,296	6,996
4% 5/1/29 to 7/1/48	344,606,540	375,738,663
4.25% 11/1/41	19,953	22,197
4.5% to 4.5% 6/1/20 to 9/1/49 (e)	275,551,336	303,448,256
5% 7/1/20 to 2/1/49	27,940,242	31,613,357
5.242% 8/1/41 (b)	2,731,572	3,071,468
5.5% 9/1/21 to 9/1/24	104,626	107,717
6% to 6% 6/1/20 to 1/1/42	12,718,427	15,129,865
6.5% 8/1/20 to 5/1/38	8,899,249	10,239,366
6.552% 2/1/39 (b)	2,178,973	2,396,759
7% to 7% 9/1/21 to 7/1/37	1,743,179	1,997,690
7.5% to 7.5% 9/1/22 to 9/1/32	796,563	910,433
8% 8/1/29 to 3/1/37	28,039	33,865
8.5% 5/1/21 to 9/1/25	2,056	2,199
9% 10/1/30	13,617	16,083
9.5% 8/1/22 to 2/1/25	3	3

TOTAL FANNIE MAE		2,320,678,659

Freddie Mac - 5.1%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (b)(c)	67,236	69,535
12 month U.S. LIBOR + 1.370% 3.421% 3/1/36 (b)(c)	286,299	296,958
12 month U.S. LIBOR + 1.500% 3.464% 3/1/36 (b)(c)	183,270	190,815
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (b)(c)	62,730	65,111
12 month U.S. LIBOR + 1.750% 3.75% 12/1/40 (b)(c)	2,549,255	2,644,089
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (b)(c)	999,003	1,032,543
12 month U.S. LIBOR + 1.750% 4.412% 7/1/41 (b)(c)	602,140	621,715
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (b)(c)	18,062	18,882
12 month U.S. LIBOR + 1.860% 4.739% 4/1/36 (b)(c)	77,742	81,948
12 month U.S. LIBOR + 1.870% 4.282% 10/1/42 (b)(c)	430,297	446,920
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (b)(c)	365,275	378,119
12 month U.S. LIBOR + 1.880% 4.316% 4/1/41 (b)(c)	173,619	181,525
12 month U.S. LIBOR + 1.910% 4.587% 5/1/41 (b)(c)	699,404	726,929
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	397,401	411,116
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (b)(c)	781,523	809,111
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (b)(c)	529,861	557,208
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (b)(c)	44,199	46,007
12 month U.S. LIBOR + 1.960% 4.821% 6/1/33 (b)(c)	24,457	25,416
12 month U.S. LIBOR + 2.010% 4.643% 4/1/38 (b)(c)	167,828	175,864
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (b)(c)	118,550	123,441
12 month U.S. LIBOR + 2.060% 4.2% 3/1/33 (b)(c)	5,153	5,375
12 month U.S. LIBOR + 2.160% 4.285% 11/1/35 (b)(c)	45,051	47,209
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (b)(c)	204,088	213,880
12 month U.S. LIBOR + 2.280% 4.53% 10/1/36 (b)(c)	10	10
6 month U.S. LIBOR + 1.120% 3% 8/1/37 (b)(c)	73,549	74,944
6 month U.S. LIBOR + 1.600% 3.58% 12/1/35 (b)(c)	11,064	11,407
6 month U.S. LIBOR + 1.650% 3.492% 4/1/35 (b)(c)	113,470	117,600
6 month U.S. LIBOR + 1.720% 3.595% 8/1/37 (b)(c)	119,756	124,335
6 month U.S. LIBOR + 1.720% 3.597% 2/1/37 (b)(c)	84,805	88,182
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (b)(c)	30,985	32,337
6 month U.S. LIBOR + 1.840% 3.705% 10/1/36 (b)(c)	326,147	339,741
6 month U.S. LIBOR + 1.860% 3.785% 10/1/35 (b)(c)	164,866	171,725
6 month U.S. LIBOR + 2.020% 3.995% 6/1/37 (b)(c)	85,799	89,035
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (b)(c)	91,401	94,938
6 month U.S. LIBOR + 2.680% 4.571% 10/1/35 (b)(c)	50,053	52,291
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.267% 6/1/33 (b)(c)	242,488	252,807
U.S. TREASURY 1 YEAR INDEX + 2.240% 3.869% 1/1/35 (b)(c)	4,140	4,335
U.S. TREASURY 1 YEAR INDEX + 2.260% 4.493% 6/1/33 (b)(c)	431,927	447,959
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.336% 3/1/35(b)(c)	922,405	960,304
2.5% 11/1/27 to 2/1/35	145,436,980	152,665,968
3% 6/1/31 to 12/1/46	241,139,181	256,986,308
3.5% 1/1/32 to 5/1/49 (e)	489,264,947	528,380,123
3.5% 8/1/47	15,045,475	16,214,580
4% 6/1/33 to 6/1/48	465,195,168	506,206,423
4% 4/1/48	766,994	820,259
4.5% 6/1/25 to 12/1/48	138,498,786	152,560,564
5% 6/1/20 to 7/1/41	29,195,858	33,433,767
5.5% 6/1/20 to 6/1/22	178,231	182,604
6% 6/1/20 to 6/1/39	2,836,227	3,296,279
6.5% 4/1/21 to 9/1/39	4,274,377	4,980,548
7% 6/1/21 to 9/1/36	1,547,930	1,792,887
7.5% 1/1/27 to 7/1/34	141,318	164,586
8% 7/1/24 to 4/1/32	39,433	45,390
8.5% 12/1/22 to 1/1/28	37,610	42,254

TOTAL FREDDIE MAC		1,669,804,206

Ginnie Mae - 4.5%
3.5% 10/20/40 to 12/20/49	434,100,268	470,676,010
4% 7/20/33 to 5/20/49	675,748,271	731,787,072
4.5% 6/20/33 to 11/20/47	167,509,551	184,981,509
5.5% 6/15/33 to 9/15/39	2,725,832	3,153,980
6% to 6% 10/15/30 to 5/15/40	5,063,887	5,949,321
7% to 7% 10/15/22 to 3/15/33	2,357,787	2,714,965
7.5% to 7.5% 2/15/22 to 9/15/31	580,928	646,364
8% 11/15/21 to 11/15/29	152,308	166,008
8.5% to 8.5% 10/15/21 to 1/15/31	40,717	46,419
9% 1/15/23	248	264
9.5% 12/15/20 to 3/15/23	36	37
3% 4/15/42 to 2/20/50	60,245,685	64,666,672
5% 12/15/32 to 4/20/48	33,499,339	37,843,112
6.5% 3/20/31 to 6/15/37	550,537	642,823

TOTAL GINNIE MAE		1,503,274,556

Uniform Mortgage Backed Securities - 8.3%
2.5% 6/1/35 (i)	33,600,000	35,156,624
2.5% 6/1/35 (i)	8,850,000	9,260,004
2.5% 6/1/35 (i)	10,250,000	10,724,863
2.5% 6/1/35 (i)	14,100,000	14,753,226
2.5% 6/1/35 (i)	23,900,000	25,007,242
2.5% 6/1/35 (i)	67,200,000	70,313,248
2.5% 6/1/35 (i)	38,300,000	40,074,366
2.5% 6/1/35 (i)	26,300,000	27,518,429
2.5% 6/1/35 (i)	8,850,000	9,260,004
2.5% 6/1/35 (i)	33,600,000	35,156,624
2.5% 7/1/35 (i)	106,900,000	111,681,263
2.5% 6/1/50 (i)	89,100,000	92,423,849
2.5% 6/1/50 (i)	32,450,000	33,660,538
2.5% 6/1/50 (i)	32,450,000	33,660,538
2.5% 6/1/50 (i)	4,700,000	4,875,332
2.5% 6/1/50 (i)	3,200,000	3,319,375
2.5% 6/1/50 (i)	29,700,000	30,807,950
2.5% 6/1/50 (i)	29,700,000	30,807,950
2.5% 6/1/50 (i)	2,950,000	3,060,049
2.5% 6/1/50 (i)	31,550,000	32,726,963
2.5% 6/1/50 (i)	28,600,000	29,666,914
2.5% 6/1/50 (i)	8,500,000	8,817,090
2.5% 6/1/50 (i)	26,050,000	27,021,787
2.5% 6/1/50 (i)	25,850,000	26,814,326
2.5% 6/1/50 (i)	20,300,000	21,057,285
2.5% 6/1/50 (i)	16,900,000	17,530,449
2.5% 7/1/50 (i)	101,300,000	104,778,231
3% 6/1/50 (i)	207,500,000	218,264,063
3% 6/1/50 (i)	51,600,000	54,276,750
3% 6/1/50 (i)	103,150,000	108,500,906
3% 6/1/50 (i)	47,700,000	50,174,438
3% 6/1/50 (i)	50,600,000	53,224,875
3% 6/1/50 (i)	52,400,000	55,118,250
3% 6/1/50 (i)	31,100,000	32,713,313
3% 6/1/50 (i)	37,350,000	39,287,531
3% 6/1/50 (i)	38,850,000	40,865,344
3% 6/1/50 (i)	50,500,000	53,119,688
3% 6/1/50 (i)	95,000,000	99,928,125
3% 7/1/50 (i)	102,900,000	107,992,747
3% 7/1/50 (i)	168,000,000	176,314,690
3.5% 6/1/50 (i)	45,750,000	48,268,039
3.5% 6/1/50 (i)	35,500,000	37,453,888
3.5% 6/1/50 (i)	24,800,000	26,164,970
3.5% 6/1/50 (i)	139,050,000	146,703,187
3.5% 6/1/50 (i)	33,100,000	34,921,794
3.5% 6/1/50 (i)	2,300,000	2,426,590
3.5% 6/1/50 (i)	14,900,000	15,720,083
3.5% 6/1/50 (i)	19,750,000	20,837,022
3.5% 6/1/50 (i)	15,300,000	16,142,098
3.5% 6/1/50 (i)	18,900,000	19,940,239
3.5% 6/1/50 (i)	155,600,000	164,164,084
3.5% 6/1/50 (i)	29,450,000	31,070,902
3.5% 6/1/50 (i)	51,050,000	53,859,746
3.5% 6/1/50 (i)	26,750,000	28,222,296
3.5% 6/1/50 (i)	19,750,000	20,837,022
3.5% 6/1/50 (i)	33,450,000	35,291,058
3.5% 6/1/50 (i)	36,750,000	38,772,687
3.5% 6/1/50 (i)	9,750,000	10,286,631
3.5% 6/1/50 (i)	7,650,000	8,071,049

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,738,868,624

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $8,014,237,873)		8,232,626,045

Asset-Backed Securities - 4.9%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$13,379,565	$11,687,006
Series 2019-1 Class A, 3.844% 5/15/39 (a)	20,875,744	17,284,940
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	36,425,923	28,437,762
Class B, 4.458% 10/16/39 (a)	6,468,865	3,393,206
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 2.4176% 7/22/32 (a)(b)(c)	46,037,000	44,768,589
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1635% 1/20/33 (a)(b)(c)	17,673,000	17,260,441
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	17,002,810	13,758,495
Class B, 4.335% 1/16/40 (a)	2,733,802	1,421,596
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.5389% 10/15/32 (a)(b)(c)	31,563,000	30,969,395
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 0% 4/15/31 (a)(b)(c)	31,128,000	31,128,000
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 2.4189% 1/15/29 (a)(b)(c)	37,970,000	37,118,067
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.0255% 4/17/33 (a)(b)(c)	12,146,000	11,884,861
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 0.5283% 10/25/35 (b)(c)	180,391	173,035
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.2933% 2/25/35 (b)(c)	541,879	519,871
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	17,286,000	16,939,865
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	40,686,272	31,183,578
Class AA, 2.487% 12/16/41 (a)	7,498,167	6,195,634
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.2595% 5/25/29 (b)(c)	12,889,327	12,818,565
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.2089% 4/15/29 (a)(b)(c)	36,617,000	36,045,518
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (a)	7,339,000	7,357,901
Class A3, 2.3% 9/15/23 (a)	12,563,000	12,629,717
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	10,153,280	10,114,972
Series 2020-HB3 Class A, 2.8115% 5/25/30 (a)(b)	3,500,000	3,508,858
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	30,638,824	24,392,974
Class B, 5.095% 4/15/39 (a)	13,961,999	7,643,108
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	33,474,411	26,916,135
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 2.4753% 10/20/32 (a)(b)(c)	25,157,000	24,467,522
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.7125% 5/29/32 (a)(b)(c)	17,483,000	17,048,145
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5183% 10/25/37 (a)(b)(c)	355,134	351,334
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	21,264,000	21,380,508
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	87,903	87,414
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	139,542	139,097
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	29,591,895	29,007,916
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	7,587,767	7,619,469
DB Master Finance LLC:
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	18,311,508	18,433,462
Class A2II, 4.03% 11/20/47 (a)	31,008,255	30,893,835
Series 2019-1A Class A23, 4.352% 5/20/49 (a)	2,813,738	2,861,205
Dell Equipment Finance Trust Series 2019-2 Class A3, 1.91% 10/22/24 (a)	27,826,000	28,080,099
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	17,100,000	17,166,687
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 2.4653% 10/20/32 (a)(b)(c)	30,272,000	29,710,787
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 2.4989% 4/15/29 (a)(b)(c)	40,634,000	40,208,440
Series 2018-70X Class A1, 3 month U.S. LIBOR + 1.170% 2.3461% 1/16/32 (b)(c)	346,000	335,826
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.7224% 5/15/32 (a)(b)(c)	28,603,000	28,042,295
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.447% 4/17/33 (a)(b)(c)	23,800,000	23,252,957
Enterprise Fleet Financing LLC Series 2019-3 Class A2, 2.06% 5/20/25 (a)	41,484,000	41,245,990
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (a)	23,214,270	23,287,141
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 0.9933% 3/25/34 (b)(c)	22	22
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (a)	26,504,975	26,653,981
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.7056% 11/16/32 (a)(b)(c)	35,131,000	34,464,178
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	667,000	669,241
GMF Floorplan Owner Revolving Trust Series 2018-2 Class A2, 3.13% 3/15/23 (a)	17,993,000	18,224,363
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 0.8716% 4/10/31 (a)(b)(c)	97,080	95,375
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	14,191,116	12,101,526
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	15,086,470	12,496,757
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	29,320,000	29,503,103
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 2.0176% 1/22/28 (a)(b)(c)	25,542,000	25,094,274
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 2.3553% 1/20/29 (a)(b)(c)	14,189,000	13,980,308
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 2.5189% 7/15/32 (a)(b)(c)	34,866,000	34,239,319
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 2.5489% 10/15/32 (a)(b)(c)	16,640,000	16,327,068
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 2.4153% 4/20/30 (a)(b)(c)	30,670,000	30,115,486
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (a)(b)(c)	23,551,000	23,185,960
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	15,686,760	15,600,684
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.2053% 10/20/30 (a)(b)(c)	36,977,000	36,206,991
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (a)	68,187	68,177
Series 2018-3A Class A 3.5545% 11/25/28 (a)	306,794	307,167
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	303,984	303,644
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6783% 9/25/35 (b)(c)	349,238	347,016
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 2.4349% 7/17/32 (a)(b)(c)	34,875,000	34,247,878
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 1.7914% 7/25/25 (b)(c)	13,847	13,804
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4133% 1/25/36 (b)(c)	1,239,185	1,221,374
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	27,944,963	21,709,044
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	27,142,933	22,338,784
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (a)	6,916,234	6,885,081
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	52,810,481	52,950,471
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	1,282,330	1,284,859
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	33,916,663	27,881,529
Class B, 4.335% 3/15/40 (a)	3,125,000	1,470,696
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	34,963,000	35,961,760
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 1.2105% 12/15/27 (a)(b)(c)	29,361,738	29,123,603
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (a)(b)(c)	45,741,000	45,944,913
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 2.1353% 1/20/29 (a)(b)(c)	24,293,000	23,948,963
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0283% 9/25/34 (b)(c)	103,261	95,138
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	34,847,529	29,897,002
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	50,139,096	43,200,532
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	129,357	135,957
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	632,577	660,213
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	254,220	269,631
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	7,489,160	7,664,479
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (a)(b)(c)	2,720,000	1,754,400
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	12,987	12,968
Series 2019-2A Class A, 2.77% 10/15/25 (a)	2,009,889	1,980,335
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 2.5689% 4/15/32 (a)(b)(c)	34,251,000	33,636,469
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.4053% 7/20/32 (a)(b)(c)	35,926,000	35,228,856
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	5,675,000	5,700,943
TOTAL ASSET-BACKED SECURITIES
(Cost $1,720,893,107)		1,624,376,540

Collateralized Mortgage Obligations - 2.3%
Private Sponsor - 0.4%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 0.6273% 6/27/36 (a)(b)(c)	135,106	133,840
BCAP LLC Trust sequential payer Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	10,527	10,316
Citigroup Mortgage Loan Trust sequential payer:
Series 2009-5 Class 5A1, 4.2042% 1/25/37 (a)(b)	7,229	7,193
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(b)	243,087	243,207
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.7937% 5/27/37 (a)(b)(c)	201,013	189,238
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)(j)	309,188	0
Class AA1, 1 month U.S. LIBOR + 0.280% 0.7937% 5/27/37 (a)(b)(c)	633,283	576,100
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	95,359	95,068
Gosforth Funding PLC floater Series 2017-1A Class A1A, 3 month U.S. LIBOR + 0.470% 1.5219% 12/19/59 (a)(b)(c)	4,304,955	4,296,306
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 1.6389% 10/15/54 (a)(b)(c)	2,546,606	2,543,555
JPMorgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 0.8828% 6/21/36 (a)(b)(c)	16,962	16,879
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	1,147,000	1,162,403
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 0.6573% 2/25/37 (b)(c)	6,229	6,198
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (a)	13,721,241	13,691,384
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	17,444,126	17,981,872
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	25,755,692	26,712,931
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 1.5989% 7/15/58 (a)(b)(c)	6,473,500	6,467,823
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 1.7689% 7/15/58 (a)(b)(c)	26,954,000	26,829,769
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	15,993,126	16,035,820
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	8,714	8,217
Silverstone Master Issuer PLC floater:
Series 2015-1A Class 2A2, 3 month U.S. LIBOR + 0.550% 1.659% 1/21/70 (a)(b)(c)	8,003,750	8,001,733
Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 1.679% 1/21/70 (a)(b)(c)	20,173,300	20,119,216
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.8083% 9/25/43 (b)(c)	186,458	173,440
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.6197% 9/25/33 (b)	26,893	26,434

TOTAL PRIVATE SPONSOR		145,328,942

U.S. Government Agency - 1.9%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9683% 2/25/32 (b)(c)	31,852	32,188
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1821% 3/18/32 (b)(c)	57,833	58,986
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1683% 4/25/32 (b)(c)	65,372	66,573
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1683% 10/25/32 (b)(c)	86,118	87,660
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9183% 1/25/32 (b)(c)	32,158	32,453
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9318% 12/25/33 (b)(k)(l)	1,100,096	319,137
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5118% 11/25/36 (b)(k)(l)	790,269	185,877
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	18,286	19,219
Series 1993-207 Class H, 6.5% 11/25/23	317,116	342,007
Series 1996-28 Class PK, 6.5% 7/25/25	108,633	117,497
Series 1999-17 Class PG, 6% 4/25/29	497,563	550,509
Series 1999-32 Class PL, 6% 7/25/29	470,736	528,785
Series 1999-33 Class PK, 6% 7/25/29	350,978	389,575
Series 2001-52 Class YZ, 6.5% 10/25/31	45,202	53,617
Series 2003-28 Class KG, 5.5% 4/25/23	169,344	177,737
Series 2005-102 Class CO 11/25/35 (m)	223,360	210,569
Series 2005-39 Class TE, 5% 5/25/35	49,309	54,816
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.1126% 8/25/35 (b)(l)	65,212	90,577
Series 2005-81 Class PC, 5.5% 9/25/35	620,071	699,044
Series 2006-12 Class BO 10/25/35 (m)	1,016,950	955,150
Series 2006-37 Class OW 5/25/36 (m)	106,617	100,129
Series 2006-45 Class OP 6/25/36 (m)	355,253	334,102
Series 2006-62 Class KP 4/25/36 (m)	565,080	535,265
Series 2012-149:
Class DA, 1.75% 1/25/43	4,885,232	4,998,286
Class GA, 1.75% 6/25/42	5,213,846	5,332,002
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	95,982	110,781
Series 1999-25 Class Z, 6% 6/25/29	365,540	419,268
Series 2001-20 Class Z, 6% 5/25/31	498,801	555,444
Series 2001-31 Class ZC, 6.5% 7/25/31	279,690	325,952
Series 2002-16 Class ZD, 6.5% 4/25/32	160,419	190,879
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3818% 11/25/32 (b)(k)(l)	586,075	93,284
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	1,219,014	84,713
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.1528% 12/25/36 (b)(k)(l)	555,474	154,577
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2718% 5/25/37 (b)(k)(l)	309,520	74,024
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.3239% 9/25/23 (b)(l)	15,625	18,915
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9318% 3/25/33 (b)(k)(l)	82,621	22,001
Series 2005-72 Class ZC, 5.5% 8/25/35	4,271,751	4,800,833
Series 2005-79 Class ZC, 5.9% 9/25/35	1,693,489	1,957,966
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.6105% 6/25/37 (b)(l)	279,871	615,731
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.5905% 7/25/37 (b)(l)	392,609	862,705
Class SB, 39.600% - 1 month U.S. LIBOR 38.5905% 7/25/37 (b)(l)	145,136	284,035
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1818% 3/25/38 (b)(k)(l)	2,062,361	457,896
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 6.1918% 6/25/21 (b)(k)(l)	53	1
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8818% 12/25/40 (b)(k)(l)	1,948,066	415,875
Class ZA, 4.5% 12/25/40	4,105,082	4,564,550
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	1,230,690	84,570
Series 2010-150 Class ZC, 4.75% 1/25/41	6,075,287	6,897,334
Series 2010-17 Class DI, 4.5% 6/25/21 (k)	122	1
Series 2010-95 Class ZC, 5% 9/25/40	13,119,416	15,015,941
Series 2010-97 Class CI, 4.5% 8/25/25 (k)	20,555	16
Series 2011-39 Class ZA, 6% 11/25/32	1,369,844	1,603,530
Series 2011-4 Class PZ, 5% 2/25/41	2,600,839	2,986,382
Series 2011-67 Class AI, 4% 7/25/26 (k)	408,133	25,296
Series 2011-83 Class DI, 6% 9/25/26 (k)	293,678	12,961
Series 2012-100 Class WI, 3% 9/25/27 (k)	4,425,715	284,787
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4818% 12/25/30 (b)(k)(l)	1,549,838	103,049
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3818% 6/25/41 (b)(k)(l)	1,905,190	190,427
Series 2013-133 Class IB, 3% 4/25/32 (k)	3,083,997	113,409
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8818% 1/25/44 (b)(k)(l)	1,469,752	245,939
Series 2013-51 Class GI, 3% 10/25/32 (k)	3,735,049	281,473
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5518% 6/25/35 (b)(k)(l)	1,556,499	368,490
Series 2015-42 Class IL, 6% 6/25/45 (k)	6,147,682	1,277,490
Series 2015-70 Class JC, 3% 10/25/45	8,510,254	9,069,075
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	3,318,979	657,657
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33(k)	301,044	55,682
Series 343 Class 16, 5.5% 5/25/34 (k)	260,605	43,635
Series 348 Class 14, 6.5% 8/25/34 (b)(k)	188,596	43,160
Series 351:
Class 12, 5.5% 4/25/34 (b)(k)	122,463	22,740
Class 13, 6% 3/25/34 (k)	168,557	31,594
Series 359 Class 19, 6% 7/25/35 (b)(k)	104,089	21,376
Series 384 Class 6, 5% 7/25/37 (k)	1,259,777	217,498
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9836% 1/15/32 (b)(c)	26,570	26,847
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0836% 3/15/32 (b)(c)	36,285	36,812
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1836% 3/15/32 (b)(c)	37,110	37,772
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0836% 6/15/31 (b)(c)	66,014	66,905
Class FG, 1 month U.S. LIBOR + 0.900% 1.0836% 3/15/32 (b)(c)	20,746	21,034
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.4336% 5/15/37 (b)(c)	1,474,935	1,467,335
planned amortization class:
Series 2006-15 Class OP 3/25/36 (m)	1,099,142	1,038,151
Series 2095 Class PE, 6% 11/15/28	551,292	612,520
Series 2101 Class PD, 6% 11/15/28	43,381	48,040
Series 2104 Class PG, 6% 12/15/28	9,962	11,093
Series 2121 Class MG, 6% 2/15/29	222,464	247,092
Series 2131 Class BG, 6% 3/15/29	1,453,918	1,619,118
Series 2137 Class PG, 6% 3/15/29	215,417	240,134
Series 2154 Class PT, 6% 5/15/29	405,625	452,148
Series 2162 Class PH, 6% 6/15/29	79,594	88,086
Series 2520 Class BE, 6% 11/15/32	550,535	629,770
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 7.4164% 3/15/23 (b)(k)(l)	4,653	70
Series 2693 Class MD, 5.5% 10/15/33	1,663,395	1,931,879
Series 2802 Class OB, 6% 5/15/34	677,549	756,349
Series 3002 Class NE, 5% 7/15/35	1,490,473	1,654,093
Series 3110 Class OP 9/15/35 (m)	601,282	584,497
Series 3119 Class PO 2/15/36 (m)	1,301,808	1,230,059
Series 3121 Class KO 3/15/36 (m)	210,577	200,889
Series 3123 Class LO 3/15/36 (m)	742,559	701,994
Series 3145 Class GO 4/15/36 (m)	726,883	690,533
Series 3189 Class PD, 6% 7/15/36	1,267,394	1,515,156
Series 3225 Class EO 10/15/36 (m)	391,646	369,147
Series 3258 Class PM, 5.5% 12/15/36	590,379	661,064
Series 3415 Class PC, 5% 12/15/37	502,517	564,771
Series 3786 Class HI, 4% 3/15/38 (k)	838,898	26,411
Series 3806 Class UP, 4.5% 2/15/41	3,995,836	4,371,335
Series 3832 Class PE, 5% 3/15/41	5,791,507	6,520,102
Series 4135 Class AB, 1.75% 6/15/42	3,919,124	4,008,800
Series 4765 Class PE, 3% 12/15/41	14,377,505	14,813,145
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	4,826	5,368
Series 2135 Class JE, 6% 3/15/29	116,334	131,202
Series 2274 Class ZM, 6.5% 1/15/31	142,096	164,670
Series 2281 Class ZB, 6% 3/15/30	277,382	306,106
Series 2303 Class ZV, 6% 4/15/31	134,296	150,246
Series 2357 Class ZB, 6.5% 9/15/31	1,012,825	1,200,668
Series 2502 Class ZC, 6% 9/15/32	266,933	304,685
Series 2519 Class ZD, 5.5% 11/15/32	375,559	421,695
Series 2546 Class MJ, 5.5% 3/15/23	104,844	110,075
Series 2601 Class TB, 5.5% 4/15/23	49,651	52,062
Series 2998 Class LY, 5.5% 7/15/25	196,218	209,828
Series 3871 Class KB, 5.5% 6/15/41	4,776,093	5,715,011
Series 4423 Class NJ, 3% 9/15/41	17,925,000	18,538,245
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4164% 2/15/36 (b)(k)(l)	410,401	108,280
Series 1658 Class GZ, 7% 1/15/24	13,496	14,525
Series 2013-4281 Class AI, 4% 12/15/28 (k)	3,685,692	202,810
Series 2017-4683 Class LM, 3% 5/15/47	8,088,612	8,503,241
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.0164% 11/15/31 (b)(k)(l)	61,137	9,921
Series 2587 Class IM, 6.5% 3/15/33 (k)	9,418	2,071
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.6064% 8/15/24 (b)(l)	3,302	4,138
Class SD, 86.400% - 1 month U.S. LIBOR 84.0628% 8/15/24 (b)(l)	4,835	7,155
Series 2933 Class ZM, 5.75% 2/15/35	3,497,314	4,164,356
Series 2935 Class ZK, 5.5% 2/15/35	5,121,878	5,803,987
Series 2947 Class XZ, 6% 3/15/35	2,018,681	2,327,607
Series 2996 Class ZD, 5.5% 6/15/35	2,535,708	3,019,596
Series 3237 Class C, 5.5% 11/15/36	3,822,923	4,454,625
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.4764% 11/15/36 (b)(k)(l)	1,654,035	418,490
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5664% 3/15/37 (b)(k)(l)	2,500,246	673,935
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.5764% 4/15/37 (b)(k)(l)	3,501,937	959,578
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.3964% 6/15/37 (b)(k)(l)	1,242,138	292,144
Series 3949 Class MK, 4.5% 10/15/34	1,062,850	1,162,554
Series 3955 Class YI, 3% 11/15/21 (k)	15,012	238
Series 4055 Class BI, 3.5% 5/15/31 (k)	2,727,462	115,389
Series 4149 Class IO, 3% 1/15/33 (k)	1,835,581	181,673
Series 4314 Class AI, 5% 3/15/34 (k)	827,009	62,138
Series 4427 Class LI, 3.5% 2/15/34 (k)	5,104,941	289,609
Series 4471 Class PA 4% 12/15/40	6,653,855	7,079,057
target amortization class Series 2156 Class TC, 6.25% 5/15/29	251,892	272,600
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.714% 2/15/24 (b)(c)	77,862	78,086
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	13,573	15,640
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	192,204	213,173
Series 2056 Class Z, 6% 5/15/28	381,447	423,682
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	11,406,560	12,606,053
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	12,392,890	13,006,956
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5079% 6/16/37 (b)(k)(l)	735,130	184,675
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.9909% 3/20/60 (b)(c)(n)	8,861,882	8,861,845
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.7709% 7/20/60 (b)(c)(n)	1,138,937	1,131,777
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.3163% 9/20/60 (b)(c)(n)	1,384,851	1,376,159
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.3163% 8/20/60 (b)(c)(n)	1,432,778	1,423,979
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.3963% 12/20/60 (b)(c)(n)	2,930,176	2,917,232
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.5163% 12/20/60 (b)(c)(n)	3,879,558	3,876,565
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.5163% 2/20/61 (b)(c)(n)	6,848,290	6,845,239
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.5063% 2/20/61 (b)(c)(n)	9,401,794	9,395,676
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.5163% 4/20/61 (b)(c)(n)	3,402,153	3,399,238
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.5163% 5/20/61 (b)(c)(n)	5,041,948	5,037,341
Class FC, 1 month U.S. LIBOR + 0.500% 1.5163% 5/20/61 (b)(c)(n)	3,857,181	3,853,809
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.5463% 6/20/61 (b)(c)(n)	4,560,045	4,559,541
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 1.5663% 9/20/61 (b)(c)(n)	817,300	817,569
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.6163% 10/20/61 (b)(c)(n)	5,295,240	5,303,290
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.5708% 8/20/42 (b)(c)	448,931	450,261
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.7163% 11/20/61 (b)(c)(n)	4,887,595	4,906,675
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.7163% 1/20/62 (b)(c)(n)	3,187,388	3,199,466
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.6463% 1/20/62 (b)(c)(n)	4,615,920	4,626,105
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.6463% 3/20/62 (b)(c)(n)	2,946,622	2,949,190
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.6663% 5/20/61 (b)(c)(n)	115,435	115,694
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 1.5363% 10/20/62 (b)(c)(n)	751,287	751,055
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.5463% 7/20/60 (b)(c)(n)	102,371	102,403
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 1.3763% 3/20/63 (b)(c)(n)	948,420	944,408
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.6163% 1/20/64 (b)(c)(n)	4,385,499	4,391,601
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.6163% 12/20/63 (b)(c)(n)	15,213,369	15,236,757
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 1.5163% 6/20/64 (b)(c)(n)	3,965,429	3,962,047
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 1.3163% 3/20/65 (b)(c)(n)	170,397	169,929
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.2963% 5/20/63 (b)(c)(n)	182,305	181,696
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.2163% 4/20/63 (b)(c)(n)	306,452	304,589
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.4163% 12/20/62 (b)(c)(n)	22,047	21,981
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.4208% 10/20/47 (b)(c)	777,711	771,495
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.5208% 11/20/48 (b)(c)	2,032,175	2,029,043
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4708% 5/20/48 (b)(c)	9,119,391	9,065,185
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4708% 6/20/48 (b)(c)	1,095,208	1,088,637
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.4708% 6/20/48 (b)(c)	43,627,620	43,492,705
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.6585% 12/20/40 (b)(l)	7,062,908	8,519,437
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	923,827	60,123
Series 2016-69 Class WA, 3% 2/20/46	12,736,232	13,440,421
Series 2017-134 Class BA, 2.5% 11/20/46	5,689,233	5,937,643
Series 2017-153 Class GA, 3% 9/20/47	12,122,190	12,760,684
Series 2017-182 Class KA, 3% 10/20/47	11,262,819	11,845,201
Series 2018-13 Class Q, 3% 4/20/47	14,831,213	15,512,212
sequential payer:
Series 2002-42 Class ZA, 6% 6/20/32	22,619	26,208
Series 2004-24 Class ZM, 5% 4/20/34	2,203,076	2,511,890
Series 2010-160 Class DY, 4% 12/20/40	13,949,687	15,392,089
Series 2010-170 Class B, 4% 12/20/40	3,101,702	3,423,025
Series 2013-H06 Class HA, 1.65% 1/20/63 (n)	1,818,627	1,822,713
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 1.5163% 9/20/62 (b)(c)(n)	207,594	207,611
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.6663% 11/20/65 (b)(c)(n)	1,140,116	1,140,734
Series 2017-139 Class BA, 3% 9/20/47	24,730,024	26,503,286
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3179% 5/16/34 (b)(k)(l)	429,838	93,568
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0179% 8/17/34 (b)(k)(l)	446,186	115,299
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.1072% 6/16/37 (b)(l)	23,540	46,138
Series 2010-116 Class QB, 4% 9/16/40	3,123,427	3,361,099
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.7679% 2/16/40 (b)(k)(l)	2,734,309	522,175
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.7709% 5/20/60 (b)(c)(n)	3,387,811	3,366,767
Series 2011-52 Class HI, 7% 4/16/41 (k)	105,447	21,957
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9293% 7/20/41 (b)(k)(l)	1,322,134	258,669
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5179% 6/16/42 (b)(k)(l)	1,574,840	375,190
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.439% 4/20/39 (b)(l)	1,092,706	1,136,898
Class ST, 8.800% - 1 month U.S. LIBOR 8.5723% 8/20/39 (b)(l)	4,228,358	4,390,957
Series 2013-149 Class MA, 2.5% 5/20/40	15,955,249	16,688,202
Series 2014-2 Class BA, 3% 1/20/44	19,904,138	21,459,471
Series 2014-21 Class HA, 3% 2/20/44	8,800,160	9,271,395
Series 2014-25 Class HC, 3% 2/20/44	13,634,695	14,854,956
Series 2014-5 Class A, 3% 1/20/44	12,146,950	13,028,510
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)	3,137,243	3,157,942
Series 2015-H17 Class HA, 2.5% 5/20/65 (n)	4,223,684	4,233,072
Series 2015-H21:
Class HA, 2.5% 6/20/63 (n)	19,924	19,929
Class JA, 2.5% 6/20/65 (n)	2,175,501	2,180,349
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.67% 5/20/66 (b)(c)(n)	2,132,999	2,118,557
Series 2017-186 Class HK, 3% 11/16/45	1,297,589	1,376,582
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66 (b)(c)(n)	22,104,500	21,883,795
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1538% 5/20/65 (b)(n)	1,976,731	2,074,379

TOTAL U.S. GOVERNMENT AGENCY		615,845,011

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $742,918,546)		761,173,953

Commercial Mortgage Securities - 3.4%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	38,600,000	37,955,832
Class ANM, 3.112% 11/5/32 (a)	22,568,000	20,603,521
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	5,065,000	4,092,413
Class CNM, 3.8425% 11/5/32 (a)(b)	2,095,000	1,657,315
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	11,569,000	12,883,526
Series 2019-BN21 Class A5, 2.851% 10/17/52	26,963,000	28,824,283
Series 2019-BN24 Class A3, 2.96% 11/15/62	40,141,000	43,385,188
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	119,082	119,032
Bayview Commercial Asset Trust:
floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.400% 0.5683% 11/25/35 (a)(b)(c)	22,841	19,550
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 0.5583% 1/25/36 (a)(b)(c)	57,797	51,981
Class M1, 1 month U.S. LIBOR + 0.450% 0.6183% 1/25/36 (a)(b)(c)	18,644	16,732
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 0.4383% 12/25/36 (a)(b)(c)	143,744	125,929
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.4383% 3/25/37 (a)(b)(c)	34,655	31,602
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.4383% 7/25/37 (a)(b)(c)	103,662	90,299
Class A2, 1 month U.S. LIBOR + 0.320% 0.4883% 7/25/37 (a)(b)(c)	97,169	83,204
Class M1, 1 month U.S. LIBOR + 0.370% 0.5383% 7/25/37 (a)(b)(c)	33,163	24,872
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.4583% 7/25/37 (a)(b)(c)	36,573	30,010
Class M1, 1 month U.S. LIBOR + 0.310% 0.4783% 7/25/37 (a)(b)(c)	19,403	15,724
Class M2, 1 month U.S. LIBOR + 0.340% 0.5083% 7/25/37 (a)(b)(c)	20,776	16,513
Class M3, 1 month U.S. LIBOR + 0.370% 0.5383% 7/25/37 (a)(b)(c)	33,311	26,818
Class M4, 1 month U.S. LIBOR + 0.500% 0.6683% 7/25/37 (a)(b)(c)	52,541	41,786
Class M5, 1 month U.S. LIBOR + 0.600% 0.7683% 7/25/37 (a)(b)(c)	21,780	15,987
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(j)(k)	4,796,259	0
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,988,000	4,587,245
Series 2019-B10 Class A4, 3.717% 3/15/62	6,658,000	7,522,823
Series 2019-B13 Class A4, 2.952% 8/15/57	39,803,000	42,959,692
Series 2019-B14 Class A5, 3.0486% 12/15/62	16,002,000	17,409,450
Series 2018-B8 Class A5, 4.2317% 1/15/52	49,694,000	57,889,286
Series 2019-B14 Class XA, 0.7902% 12/15/62 (b)(k)	149,732,118	7,323,967
Series 2020-B17 Class XA, 1.5424% 3/15/53 (b)(k)	135,287,208	12,190,730
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1836% 12/15/36 (a)(b)(c)	20,752,000	19,868,110
Class C, 1 month U.S. LIBOR + 1.120% 1.3036% 12/15/36 (a)(b)(c)	16,554,000	15,683,015
Class D, 1 month U.S. LIBOR + 1.250% 1.4336% 12/15/36 (a)(b)(c)	25,887,000	24,330,503
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0596% 11/15/32 (a)(b)(c)	8,895,000	8,476,276
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9836% 12/15/36 (a)(b)(c)	39,550,000	38,261,821
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.8086% 9/15/37 (a)(b)(c)	10,416,806	7,470,927
Series 2018-IND:
Class A, 1 month U.S. LIBOR + 0.750% 0.9336% 11/15/35 (a)(b)(c)	8,175,587	7,970,580
Class B, 1 month U.S. LIBOR + 0.900% 1.0836% 11/15/35 (a)(b)(c)	5,893,174	5,730,608
Class C, 1 month U.S. LIBOR + 1.100% 1.2836% 11/15/35 (a)(b)(c)	2,494,100	2,422,173
Class F, 1 month U.S. LIBOR + 1.800% 1.9836% 11/15/35 (a)(b)(c)	11,123,700	10,565,868
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4836% 4/15/34 (a)(b)(c)	18,335,000	16,311,645
Class C, 1 month U.S. LIBOR + 1.600% 1.7836% 4/15/34 (a)(b)(c)	12,121,000	10,540,277
Class D, 1 month U.S. LIBOR + 1.900% 2.0836% 4/15/34 (a)(b)(c)	12,725,000	10,607,690
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2636% 10/15/36 (a)(b)(c)	17,080,651	16,502,888
Class C, 1 month U.S. LIBOR + 1.250% 1.4336% 10/15/36 (a)(b)(c)	21,472,627	20,638,673
Class D, 1 month U.S. LIBOR + 1.450% 1.6336% 10/15/36 (a)(b)(c)	30,415,176	29,119,611
Class E, 1 month U.S. LIBOR + 1.800% 1.9836% 10/15/36 (a)(b)(c)	42,736,022	40,433,930
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7836% 12/15/36 (a)(b)(c)	20,992,000	19,519,483
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 4/15/34 (a)(b)(c)	36,148,000	33,246,606
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.1036% 10/15/36 (a)(b)(c)	81,686,746	80,049,262
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 11/15/36 (a)(b)(c)	16,796,000	15,953,770
Class B, 1 month U.S. LIBOR + 1.250% 1.4336% 11/15/36 (a)(b)(c)	9,400,000	8,881,524
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.3036% 6/15/34 (a)(b)(c)	43,625,748	42,000,780
Class B, 1 month U.S. LIBOR + 1.500% 1.6836% 6/15/34 (a)(b)(c)	8,546,122	7,625,254
Class C, 1 month U.S. LIBOR + 1.750% 1.9336% 6/15/34 (a)(b)(c)	9,654,340	8,299,621
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.8915% 9/10/58 (b)(k)	2,855,335	107,578
Series 2016-P6 Class XA, 0.7875% 12/10/49 (b)(k)	2,894,771	84,394
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	50,000	51,204
Series 2014-CR18 Class A5, 3.828% 7/15/47	6,763,000	7,270,906
Series 2014-CR20 Class XA, 1.0257% 11/10/47 (b)(k)	688,288	25,019
Series 2014-LC17 Class XA, 0.7666% 10/10/47 (b)(k)	2,410,766	60,331
Series 2014-UBS6 Class XA, 0.8907% 12/10/47 (b)(k)	1,732,951	52,793
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 1.0636% 12/15/31 (a)(b)(c)	332,000	319,493
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.1636% 5/15/36 (a)(b)(c)	21,707,000	21,203,767
Class B, 1 month U.S. LIBOR + 1.230% 1.4136% 5/15/36 (a)(b)(c)	17,263,000	16,700,520
Class C, 1 month U.S. LIBOR + 1.430% 1.6136% 5/15/36 (a)(b)(c)	18,961,000	18,153,131
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	19,432,000	18,948,275
Class B, 4.5349% 4/15/36 (a)	6,067,000	5,775,511
Class C, 4.782% 4/15/36 (a)(b)	4,009,000	3,723,355
Class D, 4.782% 4/15/36 (a)(b)	8,018,000	7,185,372
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.6336% 9/15/31 (a)(b)(c)	13,411,000	12,381,592
Series 2013-GC12 Class XA, 1.4146% 6/10/46 (b)(k)	883,168	29,363
Series 2014-GC20 Class XA, 1.0559% 4/10/47 (b)(k)	700,227	18,049
Series 2015-GC34 Class XA, 1.2633% 10/10/48 (b)(k)	1,416,562	71,396
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,383,000	9,087,387
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	149,000	153,312
Class CFX, 4.9498% 7/5/33 (a)	4,047,000	4,089,451
Class DFX, 5.3503% 7/5/33 (a)	6,223,000	6,184,615
Class EFX, 5.5422% 7/5/33 (a)	8,515,000	8,216,987
Class XAFX, 1.116% 7/5/33 (a)(b)(k)	1,280,000	40,132
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class B, 3.59% 5/15/31 (a)	14,072,000	14,008,327
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0859% 10/15/48 (b)(k)	1,752,839	71,617
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 1.0336% 8/15/33 (a)(b)(c)	375,000	358,929
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 3/15/34 (a)(b)(c)	246,000	235,503
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (a)(b)(c)	34,300,000	32,708,892
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	49,092,000	46,683,699
Series 2018-H4 Class A4, 4.31% 12/15/51	11,199,000	12,921,209
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	7,093,000	6,673,599
Class C, 3.1771% 11/10/36 (a)	6,805,000	6,112,697
MSCG Trust Series 2016-SNR:
Class B, 4.181% 11/15/34 (a)	185,194	179,185
Class C, 5.205% 11/15/34 (a)	5,842,050	5,694,825
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 1.3336% 3/15/36 (a)(b)(c)	24,180	22,865
Class B, 1 month U.S. LIBOR + 1.550% 1.7336% 3/15/36 (a)(b)(c)	3,983,000	3,568,473
Class C, 1 month U.S. LIBOR + 2.100% 2.2836% 3/15/36 (a)(b)(c)	27,042,000	23,567,652
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.052% 12/15/50 (b)(k)	2,187,889	122,275
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.988% 4/10/46 (a)(b)(c)	201,740	205,723
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	20,013,000	21,165,367
Series 2015-C31 Class XA, 0.9959% 11/15/48 (b)(k)	1,473,738	63,646
Series 2017-C42 Class XA, 0.8881% 12/15/50 (b)(k)	2,569,256	135,527
Series 2018-C46 Class XA, 0.9428% 8/15/51 (b)(k)	1,694,894	79,096
Series 2018-C48 Class A5, 4.302% 1/15/52	12,901,000	14,963,289
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.9036% 6/15/46 (a)(b)(c)	184,236	185,065
Series 2014-C24 Class XA, 0.8357% 11/15/47 (b)(k)	1,051,084	27,517
Series 2014-LC14 Class XA, 1.2043% 3/15/47 (b)(k)	1,211,392	39,103
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,173,042,794)		1,130,234,218

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	4,580,000	7,497,277
7.5% 4/1/34	18,570,000	29,855,360
Series 2010, 7.625% 3/1/40	9,470,000	16,222,110
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	2,365,000	2,389,762
Series 2010 C1, 7.781% 1/1/35	12,265,000	13,512,596
Series 2012 B, 5.432% 1/1/42	7,305,000	6,300,270
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	20,814,545	20,737,740
5.1% 6/1/33	105,490,000	101,724,007
Series 2010-1, 6.63% 2/1/35	22,660,000	23,655,680
Series 2010-3:
6.725% 4/1/35	33,175,000	34,546,123
7.35% 7/1/35	15,500,000	16,708,380
Series 2010-5, 6.2% 7/1/21	318,000	319,790
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	42,356,000	49,614,548
TOTAL MUNICIPAL SECURITIES
(Cost $316,715,363)		323,083,643

Foreign Government and Government Agency Obligations - 0.9%
Brazilian Federative Republic:
4.25% 1/7/25	$26,790,000	$28,422,516
5.625% 1/7/41	27,107,000	27,691,495
Chilean Republic 2.45% 1/31/31	22,715,000	23,135,228
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	25,525,000	27,369,181
3.875% 4/16/50 (a)	21,930,000	24,972,788
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	17,470,000	18,229,945
3.25% 10/22/30 (a)	14,315,000	14,816,025
4.5% 4/22/60 (a)	9,380,000	10,318,000
State of Qatar:
3.4% 4/16/25 (a)	13,960,000	14,928,475
3.75% 4/16/30 (a)	39,960,000	44,430,525
4.4% 4/16/50 (a)	38,725,000	45,985,938
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $259,392,426)		280,300,116

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $30,832,904)	30,900,000	31,255,350

Bank Notes - 0.7%
Capital One NA 2.95% 7/23/21	33,113,000	33,674,881
Discover Bank:
3.1% 6/4/20	$36,960,000	$36,962,833
3.2% 8/9/21	39,891,000	40,296,267
3.35% 2/6/23	15,572,000	16,003,053
4.682% 8/9/28 (b)	15,090,000	15,102,072
KeyBank NA 6.95% 2/1/28	3,200,000	4,034,468
PNC Bank NA 2.45% 11/5/20	2,469,000	2,484,143
RBS Citizens NA 2.55% 5/13/21	8,404,000	8,541,638
Regions Bank 6.45% 6/26/37	42,478,000	56,335,867
Synchrony Bank 3.65% 5/24/21	26,463,000	26,828,903
TOTAL BANK NOTES
(Cost $221,637,596)		240,264,125

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia 4.65% (b)(o)	$6,962,000	$6,626,501
Barclays Bank PLC 7.625% 11/21/22	2,635,000	2,832,625
		9,459,126
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.11% (p)
(Cost $970,270,235)	970,082,432	970,276,449
	Maturity Amount	Value

Repurchase Agreements - 0.3%
Investments in repurchase agreements in a joint trading account at 0.08%, dated 5/29/20 due 6/1/20 (Collateralized by U.S. Government Obligations) #(q)
(Cost $80,784,000)	80,784,539	80,784,000

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	8,400,000	$84,559
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100,000	329,505

TOTAL PUT OPTIONS			414,064

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	8,400,000	434,728
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100,000	791,853

TOTAL CALL OPTIONS			1,226,581

TOTAL PURCHASED SWAPTIONS
(Cost $1,607,820)			1,640,645
TOTAL INVESTMENT IN SECURITIES - 107.8%
(Cost $34,127,284,710)			35,618,998,792
NET OTHER ASSETS (LIABILITIES) - (7.8)%			(2,573,399,838)
NET ASSETS - 100%			$33,045,598,954

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2.5% 6/1/35	$(38,300,000)	$(40,074,366)
2.5% 6/1/35	(14,850,000)	(15,537,972)
2.5% 6/1/35	(23,450,000)	(24,536,394)
2.5% 6/1/35	(44,550,000)	(46,613,917)
2.5% 6/1/35	(36,750,000)	(38,452,558)
2.5% 6/1/35	(38,300,000)	(40,074,366)
2.5% 6/1/35	(26,300,000)	(27,518,429)
2.5% 6/1/35	(8,850,000)	(9,260,004)
2.5% 6/1/35	(33,600,000)	(35,156,624)
2.5% 7/1/35	(23,900,000)	(24,968,963)
2.5% 7/1/35	(67,200,000)	(70,205,621)
2.5% 6/1/50	(47,500,000)	(49,271,973)
2.5% 6/1/50	(101,300,000)	(105,078,966)
3% 6/1/50	(97,100,000)	(102,137,063)
3% 6/1/50	(35,100,000)	(36,920,813)
3% 6/1/50	(35,100,000)	(36,920,813)
3% 6/1/50	(50,500,000)	(53,119,688)
3% 6/1/50	(27,200,000)	(28,611,000)
3% 6/1/50	(102,900,000)	(108,237,938)
3% 6/1/50	(168,000,000)	(176,715,000)
3.5% 6/1/50	(47,500,000)	(50,114,357)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,118,555,313)		$(1,119,526,825)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.395% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	43,700,000	$(720,736)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.83% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	115,400,000	(1,202,363)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.89% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	25,600,000	(239,210)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	29,600,000	(558,935)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	30,000,000	(363,285)

TOTAL PUT SWAPTIONS			(3,084,529)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.395% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	43,700,000	(1,710,989)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.83% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	115,400,000	(6,326,225)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.89% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	25,600,000	(1,467,917)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	29,600,000	(1,040,058)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	30,000,000	(1,480,696)

TOTAL CALL SWAPTIONS			(12,025,885)

TOTAL WRITTEN SWAPTIONS			$(15,110,414)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	429	Sept. 2020	$76,522,875	$(131,377)	$(131,377)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	7,721	Sept. 2020	1,073,701,563	(1,397,655)	(1,397,655)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	3,154	Sept. 2020	696,541,188	(104,744)	(104,744)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	983	Sept. 2020	123,489,375	(163,247)	(163,247)
TOTAL FUTURES CONTRACTS					$(1,797,023)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 5.7%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$7,000,000	$67,070	$(230,865)	$(163,795)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,870,000	142,475	(195,305)	(52,830)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	43,250,000	414,396	(605,448)	(191,052)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,800,000	141,805	(188,243)	(46,438)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	24,040,000	230,337	9,315	239,652
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	117,200,000	1,122,940	(1,623)	1,121,317
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,700,000	140,847	3,003	143,850
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	22,200,000	212,707	(4,033)	208,674
CMBX N.A. AAA Index Series 12	Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	8,610,000	82,496	(106,625)	(24,129)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,200,000	11,498	(33,520)	(22,023)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,550,000	34,014	(84,389)	(50,375)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	15,500,000	148,512	(74,630)	73,881
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	11,920,000	114,210	(100,175)	14,035
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,300,000	79,526	(92,997)	(13,471)

TOTAL CREDIT DEFAULT SWAPS						$2,942,833	$(1,705,535)	$1,237,296

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1%	Semi - annual	3-month LIBOR (4)	Quarterly	LCH	Jun. 2022	$283,840,000	$711,571	$0	$711,571
1.25%	Semi - annual	3-month LIBOR (4)	Quarterly	LCH	Jun. 2025	57,599,000	342,722	0	342,722
1.25%	Semi - annual	3-month LIBOR (4)	Quarterly	LCH	Jun. 2027	61,925,000	1,813,646	0	1,813,646
1.25%	Semi - annual	3-month LIBOR (4)	Quarterly	LCH	Jun. 2030	32,720,000	(5,422)	0	(5,422)
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Jun. 2050	750,000	26,704	0	26,704

TOTAL INTEREST RATE SWAPS							$2,889,221	$0	$2,889,221

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,928,186,130 or 14.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,313,353.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,077,365.

 (g) Security or a portion of the security has been segregated as collateral for open options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,123,252.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $8,364,166.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Level 3 security

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Security is perpetual in nature with no stated maturity date.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,139,568
Total	$7,139,568

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/Counterparty	Value
$80,784,000 due 6/1/20 at 0.08%
U.S. Government Obligations	$80,784,000

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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